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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05686

AIM Investment Securities Funds

(Invesco Investment Securities Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 2/28

Date of reporting period: 5/31/16

Item 1. Schedule of Investments.

Invesco Corporate Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	VK-CBD-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–86.18%

Advertising–0.08%

Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$282,000	$298,215
Omnicom Group Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 05/01/2022	535,000	562,863
		861,078

Aerospace & Defense–0.65%

BAE Systems Holdings Inc. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.85%, 12/15/2025(b)	2,522,000	2,624,719
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	170,000	175,100
7.75%, 03/15/2020(b)	459,000	457,852
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	468,000	459,810
L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 05/28/2024	1,831,000	1,856,401
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	470,000	479,987
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	250,000	263,125
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	662,000	675,240
Sr. Unsec. Gtd. Sub. Notes, 6.38%, 06/15/2026(b)	170,000	171,275
		7,163,509

Agricultural & Farm Machinery–0.59%

John Deere Capital Corp., Sr. Unsec. Medium Term Notes, 3.90%, 07/12/2021	5,649,000	6,154,309
Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	380,000	322,050
		6,476,359

Agricultural Products–0.04%

US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	375,000	385,312

Airlines–2.09%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/2020(b)	200,000	217,250
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	470,000	497,025

	Principal Amount	Value

Airlines–(continued)

American Airlines Pass Through Trust, Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	$2,292,000	$2,304,893
Series 2016-1, Class AA, Sr. Sec. First Lien Pass Through Ctfs., 3.58%, 01/15/2028	2,009,000	2,090,616
Series 2016-1, Class B, Sec. Third Lien Pass Through Ctfs., 5.25%, 01/15/2024	2,942,000	3,067,035
Continental Airlines Pass Through Trust, Series 2009-1, Sr. Sec. First Lien Pass Through Ctfs., 9.00%, 07/08/2016	1,819,381	1,833,027
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	1,042,128	1,093,583
Delta Air Lines Pass Through Trust, Series 2010-2, Class A, Sr. Sec. First Lien Pass Through Ctfs., 4.95%, 05/23/2019	1,327,580	1,396,448
LATAM Airlines Group S.A. Pass Through Trust (Chile), Series 2015-1, Class A, Sec. Pass Through Ctfs., 4.20%, 11/15/2027(b)	6,228,570	5,574,570
Norwegian Air Shuttle ASA Pass Through Trust (Norway), Series 2016-1, Class A, Sec. Pass Through Ctfs., 4.88%, 05/10/2028(b)	2,455,000	2,476,481
United Airlines Pass Through Trust, Series 2014-2, Class B, Sec. Second Lien Pass Through Ctfs., 4.63%, 09/03/2022	2,420,159	2,426,209
		22,977,137

Alternative Carriers–0.13%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	416,000	438,880
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	315,000	322,875
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	299,000	300,495
5.38%, 01/15/2024(b)	318,000	323,962
		1,386,212

Aluminum–0.02%

Kaiser Aluminum Corp., Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2024(b)	189,000	194,859

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Apparel Retail–1.04%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	$583,000	$590,287
L Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2022	97,000	104,033
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	669,000	569,486
Ross Stores, Inc., Sr. Unsec. Notes, 3.38%, 09/15/2024	9,926,000	10,154,899
		11,418,705

Apparel, Accessories & Luxury Goods–0.13%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes 4.63%, 05/15/2024(b)	708,000	708,442
4.88%, 05/15/2026(b)	734,000	736,294
		1,444,736

Asset Management & Custody Banks–1.77%

Affiliated Managers Group, Inc., Sr. Unsec. Global Notes, 4.25%, 02/15/2024	4,515,000	4,684,626
Apollo Management Holdings L.P., Sr. Unsec. Gtd. Notes, 4.00%, 05/30/2024(b)	1,435,000	1,446,604
Blackstone Holdings Finance Co. LLC, Sr. Unsec. Gtd. Notes, 5.00%, 06/15/2044(b)	4,355,000	4,549,449
Carlyle Holdings II Finance LLC, Sr. Sec. Gtd. Notes, 5.63%, 03/30/2043(b)	5,900,000	6,407,739
CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	236,000	241,900
First Data Corp., Sec. Second Lien Notes, 5.75%, 01/15/2024(b)	158,000	158,790
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	222,000	223,665
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	765,000	776,475
NBTY, Inc., Sr. Unsec. Notes, 7.63%, 05/15/2021(b)	135,000	138,375
Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	694,000	726,965
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	130,000	134,875
		19,489,463

Auto Parts & Equipment–0.06%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	420,000	408,450

	Principal Amount	Value

Auto Parts & Equipment–(continued)

Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	$183,000	$188,947
5.50%, 12/15/2024	101,000	97,718
		695,115

Automobile Manufacturers–1.08%

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 3.10%, 05/04/2023	1,683,000	1,674,222
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	3,805,000	3,914,394
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Notes, 3.15%, 01/15/2020	2,177,000	2,200,641
Hyundai Capital America, Sr. Unsec. Notes, 3.00%, 03/18/2021(b)	3,991,000	4,057,608
		11,846,865

Automotive Retail–0.86%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	3,940,000	4,337,926
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 4.50%, 10/01/2025	2,833,000	2,933,900
O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.63%, 09/15/2021	2,000,000	2,184,858
		9,456,684

Biotechnology–0.46%

Celgene Corp., Sr. Unsec. Global Notes, 5.00%, 08/15/2045	1,901,000	2,033,486
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 4.40%, 12/01/2021	2,768,000	3,062,420
		5,095,906

Brewers–2.51%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes 2.65%, 02/01/2021	1,985,000	2,019,340
3.30%, 02/01/2023	4,356,000	4,485,439
3.65%, 02/01/2026	7,630,000	7,966,540
4.70%, 02/01/2036	2,224,000	2,411,917
4.90%, 02/01/2046	9,633,000	10,760,942
		27,644,178

Broadcasting–0.22%

Clear Channel Worldwide Holdings, Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	173,000	166,945
Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	268,000	270,680

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Broadcasting–(continued)

Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	$346,000	$363,300
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	525,000	540,750
Sirius XM Radio Inc., Sr. Unsec. Notes, 5.38%, 07/15/2026(b)	342,000	342,000
TEGNA, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(b)	240,000	250,200
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	500,000	508,750
		2,442,625

Building Products–0.29%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	272,000	290,360
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	467,000	490,350
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	566,000	595,715
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	293,000	320,102
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	622,000	635,995
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 03/02/2015-03/03/2015; Cost $100,800) (b)	105,000	78,225
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	90,000	96,975
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	428,000	440,840
6.00%, 10/15/2025(b)	211,000	225,243
		3,173,805

Cable & Satellite–3.72%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	850,000	865,937
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	200,000	205,625
AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	290,000	292,175
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.13%, 05/01/2023(b)	622,000	632,107
5.75%, 02/15/2026(b)	1,335,000	1,375,050

	Principal Amount	Value

Cable & Satellite–(continued)

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 4.91%, 07/23/2025(b)	$5,493,000	$5,889,949
6.83%, 10/23/2055(b)	6,927,000	7,817,019
Comcast Corp., Sr. Unsec. Gtd. Global Bonds, 6.40%, 05/15/2038	1,100,000	1,465,526
Sr. Unsec. Gtd. Global Notes, 4.25%, 01/15/2033	3,820,000	4,088,101
Sr. Unsec. Gtd. Notes, 6.45%, 03/15/2037	1,885,000	2,509,603
Cox Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/2039(b)	2,185,000	2,562,730
9.38%, 01/15/2019(b)	1,860,000	2,159,657
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	300,000	309,750
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	1,007,000	936,510
NBCUniversal Media LLC, Sr. Unsec. Gtd. Global Notes, 5.15%, 04/30/2020	1,050,000	1,181,165
5.95%, 04/01/2041	3,964,000	5,047,542
Neptune Finco Corp., Sr. Unsec. Notes, 6.63%, 10/15/2025(b)	200,000	215,500
10.13%, 01/15/2023(b)	200,000	224,500
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	750,000	750,000
Sr. Sec. Gtd. Notes, 7.38%, 05/01/2026(b)	400,000	404,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	750,000	761,625
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	200,000	202,500
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	553,000	564,406
VTR Finance B.V. (Netherlands), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	220,000	220,275
Ziggo Bond Finance B.V. (Netherlands), REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	250,000	248,438
		40,930,190

Casinos & Gaming–0.18%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	485,000	509,250
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	142,000	146,615

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Casinos & Gaming–(continued)

MGM Growth Properties Operating Partnership LP/ MGP Escrow Co-Issuer Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	$145,000	$152,975
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	126,000	136,238
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	145,000	151,888
7.75%, 03/15/2022	253,000	286,522
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	285,000	299,962
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/2022	52,000	52,910
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	245,000	237,956
		1,974,316

Catalog Retail–1.23%

QVC, Inc., Sr. Sec. Gtd. First Lien Global Notes, 4.45%, 02/15/2025	4,045,000	3,945,768
4.85%, 04/01/2024	2,573,000	2,578,261
5.45%, 08/15/2034	7,880,000	7,002,613
		13,526,642

Commercial Printing–0.04%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	444,000	459,540

Commodity Chemicals–0.03%

Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	321,000	329,828

Communications Equipment–0.03%

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	341,000	370,837

Construction & Engineering–0.36%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	475,000	495,203
Valmont Industries, Inc., Sr. Unsec. Gtd. Global Notes, 5.25%, 10/01/2054	3,942,000	3,436,194
		3,931,397

Construction Machinery & Heavy Trucks–0.27%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	466,000	478,815
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	677,000	669,384

	Principal Amount	Value

Construction Machinery & Heavy Trucks–(continued)

Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	$167,000	$145,290
6.75%, 06/15/2021	271,000	255,417
Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	665,000	475,475
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	750,000	780,000
5.38%, 03/01/2025	188,000	194,110
		2,998,491

Construction Materials–0.04%

Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 01/31/2013-07/28/2014; Cost $613,606) (b)	603,000	485,415

Consumer Finance–1.22%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/2020	4,155,000	4,212,131
4.63%, 03/30/2025	3,035,000	3,053,969
5.13%, 09/30/2024	102,000	105,698
Synchrony Financial, Sr. Unsec. Global Notes, 4.50%, 07/23/2025	5,770,000	6,045,324
		13,417,122

Diversified Banks–9.01%

Bank of America Corp., Unsec. Sub. Global Notes, 7.75%, 05/14/2038	2,850,000	3,922,278
Series AA, Jr. Unsec. Sub. Notes, 6.10% (c)	6,420,000	6,580,500
Series DD, Jr. Unsec. Sub. Notes, 6.30% (c)	2,040,000	2,172,600
Series X, Jr. Unsec. Sub. Notes, 6.25% (c)	2,390,000	2,449,750
Series Z, Jr. Unsec. Sub. Notes, 6.50% (c)	4,500,000	4,803,750
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/2024(b)	2,850,000	2,965,917
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	765,000	821,630
Unsec. Sub. Notes, 6.05%, 12/04/2017(b)	1,210,000	1,278,345
BBVA Bancomer S.A. (Mexico), Sr. Unsec. Notes, 4.38%, 04/10/2024(b)	2,015,000	2,094,704

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Diversified Banks–(continued)

Citigroup Inc., Unsec. Sub. Global Notes, 3.50%, 05/15/2023	$3,980,000	$4,003,307
5.50%, 09/13/2025	4,845,000	5,365,961
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	2,535,000	2,471,625
Series Q, Jr. Unsec. Sub. Global Notes, 5.95% (c)	2,435,000	2,389,344
Series R, Jr. Unsec. Sub. Global Notes, 6.13% (c)	4,090,000	4,171,800
Series T, Jr. Unsec. Sub. Global Notes, 6.25% (c)	2,110,000	2,186,487
Coöperatieve Rabobank U.A. (Netherlands), Jr. Unsec. Sub. Notes, 11.00% (b)(c)	760,000	932,900
Crédit Agricole S.A. (France), Unsec. Sub. Notes, 4.38%, 03/17/2025(b)	6,539,000	6,542,253
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/2022	2,070,000	2,181,118
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	465,000	452,213
6.50% (c)	3,130,000	2,942,200
Intesa Sanpaolo S.p.A. (Italy), Sr. Unsec. Gtd. Medium-Term Notes, 3.88%, 01/15/2019	4,560,000	4,722,279
JPMorgan Chase & Co., Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	2,005,000	1,949,863
Series Z, Jr. Unsec. Sub. Global Notes, 5.30% (c)	235,000	237,644
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec. Global Notes, 3.85%, 03/01/2026	1,985,000	2,114,936
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,045,000	2,991,712
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	2,565,000	2,359,800
Unsec. Sub. Notes, 4.75%, 11/24/2025(b)	5,955,000	6,042,413
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,405,000	1,420,305
Voya Financial, Inc., Jr. Unsec. Gtd. Sub. Global Notes, 5.65%, 05/15/2053	3,995,000	3,760,294
Wells Fargo & Co., Unsec. Sub. Global Notes, 5.38%, 11/02/2043	7,865,000	8,921,191
Series U, Jr. Unsec. Sub. Global Notes, 5.88% (c)	3,530,000	3,794,750
		99,043,869

	Principal Amount	Value

Diversified Capital Markets–1.69%

Credit Suisse (Switzerland), Sr. Unsec. Notes, 3.00%, 10/29/2021	$2,065,000	$2,098,381
Credit Suisse AG (Switzerland), Unsec. Sub. Notes, 6.50%, 08/08/2023(b)	1,284,000	1,369,594
Credit Suisse Group Funding (Guernsey) Ltd. (Switzerland), Sr. Unsec. Gtd. Global Notes, 3.75%, 03/26/2025	2,220,000	2,176,218
4.88%, 05/15/2045	6,325,000	6,295,522
UBS Group Funding (Jersey) Ltd. (Switzerland), Sr. Unsec. Gtd. Notes, 4.13%, 09/24/2025(b)	6,425,000	6,598,655
		18,538,370

Diversified Chemicals–0.29%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	562,000	510,015
Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	500,000	471,250
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/2025(b)	2,259,000	2,194,506
		3,175,771

Diversified Metals & Mining–0.95%

Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	213,000	204,480
Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.10%, 03/15/2020	463,000	426,539
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.50%, 11/01/2020(b)	32,000	32,800
7.88%, 11/01/2022(b)	2,378,000	2,425,560
Rio Tinto Finance USA Ltd. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 7.13%, 07/15/2028	1,000,000	1,230,659
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	7,048,000	6,061,280
8.00%, 06/01/2021(b)	85,000	87,125
		10,468,443

Diversified Real Estate Activities–0.20%

Brookfield Asset Management Inc. (Canada), Sr. Unsec. Notes, 4.00%, 01/15/2025	2,170,000	2,190,853

Diversified REIT’s–1.40%

Select Income REIT, Sr. Unsec. Global Notes, 4.50%, 02/01/2025	1,893,000	1,824,772
Trust F/1401 (Mexico), Sr. Unsec. Notes, 5.25%, 12/15/2024(b)	5,336,000	5,538,768
5.25%, 01/30/2026(b)	1,667,000	1,700,017
W.P. Carey Inc., Sr. Unsec. Notes, 4.00%, 02/01/2025	6,645,000	6,372,884
		15,436,441

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Drug Retail–0.72%

CVS Pass Through Trust, Sr. Sec. First Lien Global Pass Through Ctfs., 6.04%, 12/10/2028	$1,734,540	$1,947,528
Sr. Sec. First Lien Mortgage Pass Through Ctfs., 5.77%, 01/10/2033(b)	2,084,166	2,266,979
Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 3.45%, 06/01/2026	2,262,000	2,262,507
4.65%, 06/01/2046	1,380,000	1,401,292
		7,878,306

Electric Utilities–1.67%

Appalachian Power Co., Sr. Unsec. Notes, 4.45%, 06/01/2045	3,021,000	3,209,326
Electricite de France S.A. (France), Jr. Unsec. Sub. Notes, 5.63% (b)(c)	2,840,000	2,690,616
Sr. Unsec. Notes, 6.00%, 01/22/2114(b)	6,655,000	6,936,517
Georgia Power Co., Sr. Unsec. Notes, 2.85%, 05/15/2022	3,862,000	4,015,167
Southern Power Co., Sr. Unsec. Global Notes, 4.15%, 12/01/2025	1,480,000	1,545,293
		18,396,919

Electrical Components & Equipment–0.09%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	578,000	577,277
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	205,000	207,563
5.00%, 10/01/2025(b)	220,000	222,567
		1,007,407

Environmental & Facilities Services–0.10%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	705,000	731,437
GFL Environmental Inc. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(b)	325,000	348,563
		1,080,000

Forest Products–0.06%

Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	342,000	358,245
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	275,000	282,219
		640,464

Gas Utilities–0.45%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/2022	237,000	250,924

	Principal Amount	Value

Gas Utilities–(continued)

Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	$540,000	$511,650
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	185,000	171,587
Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	3,510,000	3,696,025
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	172,000	170,710
7.38%, 08/01/2021	140,000	146,300
		4,947,196

General Merchandise Stores–0.28%

Dollar General Corp., Sr. Unsec. Global Notes, 4.15%, 11/01/2025	2,543,000	2,708,675
Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	376,000	399,030
		3,107,705

Gold–0.37%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	4,027,000	4,025,832

Health Care Equipment–0.41%

Medtronic, Inc., Sr. Unsec. Gtd. Global Notes, 4.63%, 03/15/2044	1,892,000	2,094,183
4.63%, 03/15/2045	2,178,000	2,427,275
		4,521,458

Health Care Facilities–0.54%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(b)	170,000	178,075
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	491,532	424,561
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	830,000	896,400
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	267,000	290,196
6.50%, 02/15/2020	974,000	1,072,861
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	361,000	373,861
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	300,000	306,000
5.88%, 02/15/2026	200,000	208,000
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	215,000	218,225
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	254,000	256,222

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Health Care Facilities–(continued)

Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	$585,000	$604,012
Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	25,000	24,719
6.75%, 06/15/2023	182,000	172,445
8.00%, 08/01/2020	219,000	224,475
8.13%, 04/01/2022	675,000	682,594
		5,932,646

Health Care REIT’s–0.89%

HCP, Inc., Sr. Unsec. Global Notes, 4.00%, 12/01/2022	4,603,000	4,709,709
4.25%, 11/15/2023	2,095,000	2,145,063
Senior Housing Properties Trust, Sr. Unsec. Notes, 6.75%, 12/15/2021	2,606,000	2,902,946
		9,757,718

Health Care Services–0.18%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	510,000	508,087
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	472,000	482,620
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	126,000	137,718
Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	454,000	468,755
Orlando Lutheran Towers Inc., Unsec. Bonds, 8.00%, 07/01/2017	425,000	429,571
		2,026,751

Home Entertainment Software–0.26%

Electronic Arts Inc., Sr. Unsec. Global Notes, 3.70%, 03/01/2021	2,690,000	2,805,705

Home Improvement Retail–0.04%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	546,000	490,035

Homebuilding–0.85%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	864,000	765,720
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	165,000	165,000
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	635,000	551,656
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	433,000	449,779

	Principal Amount	Value

Homebuilding–(continued)

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	$169,000	$150,410
Sr. Unsec. Gtd. Notes, 8.00%, 11/01/2019(b)	745,000	521,500
Lennar Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 11/15/2022	230,000	229,713
MDC Holdings, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2043	7,715,000	5,924,985
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	240,000	246,000
7.15%, 04/15/2020	160,000	174,600
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	131,000	132,146
		9,311,509

Hotel and Resort REIT’s–0.75%

Hospitality Properties Trust, Sr. Unsec. Global Notes, 4.25%, 02/15/2021	5,756,000	5,899,471
Host Hotels & Resorts L.P., Series F, Sr. Unsec. Global Notes, 4.50%, 02/01/2026	2,300,000	2,376,879
		8,276,350

Hotels, Resorts & Cruise Lines–0.30%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 10/15/2020	2,770,000	2,959,568
Choice Hotels International, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 07/01/2022	174,000	186,995
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/2022	95,000	100,700
		3,247,263

Household Products–0.16%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	570,000	590,662
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	400,000	419,000
9.88%, 08/15/2019	100,000	104,125
Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	230,000	241,213
Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	423,000	430,402
		1,785,402

Housewares & Specialties–0.94%

Newell Brands Inc., Sr. Unsec. Global Notes, 3.85%, 04/01/2023	1,918,000	1,998,961
5.50%, 04/01/2046	4,282,000	4,922,733
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/2021	3,200,000	3,385,819
		10,307,513

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Independent Power Producers & Energy Traders–0.31%

AES Andres B.V./ Dominican Power Partners/ Empresa Generadora de Electricidad de Itabo (Dominican Repubic), Sr. Unsec. Gtd. Notes, 7.95%, 05/11/2026(b)	$2,566,000	$2,598,075
AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/2021	208,000	238,680
Sr. Unsec. Notes, 6.00%, 05/15/2026	30,000	30,563
Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	46,000	48,415
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	265,000	261,025
5.50%, 02/01/2024	220,000	213,950
Red Oak Power LLC, Series A, Sr. Sec. First Lien Bonds, 8.54%, 11/30/2019	32,899	32,981
		3,423,689

Industrial Machinery–0.16%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	342,000	256,500
Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 5.00%, 05/15/2021	1,255,000	1,327,951
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	171,000	168,221
		1,752,672

Industrial REIT’s–0.14%

PLA Administradora Industrial, S. de R.L. de C.V. (Mexico), Sr. Unsec. Notes, 5.25%, 11/10/2022(b)	1,496,000	1,503,012

Integrated Oil & Gas–2.30%

Exxon Mobil Corp., Sr. Unsec. Global Notes, 2.73%, 03/01/2023	1,574,000	1,605,685
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Notes, 4.95%, 07/19/2022(b)	2,952,000	2,983,586
Lukoil International Finance B.V. (Russia), Sr. Unsec. Gtd. Notes, 4.56%, 04/24/2023(b)	2,952,000	2,906,798
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 8.38%, 05/23/2021	1,197,000	1,185,030
8.75%, 05/23/2026	2,308,000	2,201,255
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.88%, 05/10/2021	5,759,000	5,681,579
2.88%, 05/10/2026	1,502,000	1,485,655
4.00%, 05/10/2046	7,395,000	7,193,083
		25,242,671

	Principal Amount	Value

Integrated Telecommunication Services–4.07%

AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/2025	$1,812,000	$1,817,912
4.75%, 05/15/2046	2,646,000	2,635,392
5.15%, 03/15/2042	3,670,000	3,827,902
Sr. Unsec. Notes, 4.45%, 04/01/2024	1,475,000	1,586,127
CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	226,000	225,413
Deutsche Telekom International Finance B.V. (Germany), Sr. Unsec. Gtd. Notes, 6.75%, 08/20/2018	905,000	1,009,992
Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	185,000	197,719
10.50%, 09/15/2022(b)	280,000	292,600
11.00%, 09/15/2025(b)	230,000	235,175
GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	295,000	300,900
Ooredoo International Finance Ltd. (Qatar), Sr. Unsec. Gtd. Notes, 3.38%, 10/14/2016(b)	1,685,000	1,694,542
4.75%, 02/16/2021(b)	550,000	599,529
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	580,000	585,800
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	195,000	207,188
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	1,615,000	1,703,825
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	103,000	107,635
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	2,660,000	2,673,300
Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	3,555,000	4,008,636
7.05%, 06/20/2036	2,865,000	3,598,689
Verizon Communications Inc., Sr. Unsec. Global Notes, 4.52%, 09/15/2048	8,887,000	9,002,967
5.01%, 08/21/2054	2,693,000	2,804,388
5.05%, 03/15/2034	2,975,000	3,252,081
5.15%, 09/15/2023	1,505,000	1,728,237
6.40%, 09/15/2033	542,000	680,136
		44,776,085

Internet Retail–0.35%

Expedia, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 02/15/2026(b)	3,820,000	3,851,674

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Internet Software & Services–0.63%

Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	$2,875,000	$2,892,708
Match Group, Inc., Sr. Unsec. Bonds, 6.38%, 06/01/2024(b)	150,000	153,750
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 3.38%, 05/02/2019(b)	3,805,000	3,927,042
		6,973,500

Investment Banking & Brokerage–2.87%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	3,205,000	3,300,349
Charles Schwab Corp. (The), Series A, Jr. Unsec. Sub. Notes, 7.00% (c)	2,050,000	2,372,875
Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 5.25%, 07/27/2021	490,000	548,396
Sr. Unsec. Medium-Term Notes, 4.80%, 07/08/2044	4,280,000	4,600,784
Unsec. Sub. Global Notes, 6.75%, 10/01/2037	4,675,000	5,687,109
Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	1,725,000	1,720,688
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes, 5.00%, 02/22/2017(b)	390,000	400,098
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 7.63%, 08/13/2019(b)	1,860,000	2,148,743
Morgan Stanley, Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/2019	1,345,000	1,490,621
Series J, Jr. Unsec. Sub. Global Notes, 5.55% (c)	4,220,000	4,220,000
Stifel Financial Corp., Sr. Unsec. Notes, 3.50%, 12/01/2020	5,072,000	5,075,872
		31,565,535

IT Consulting & Other Services–0.14%

Computer Sciences Corp., Sr. Unsec. Global Notes, 4.45%, 09/15/2022	1,460,000	1,514,471

Leisure Facilities–0.03%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	330,000	344,850

Leisure Products–0.04%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	469,000	492,450

Life & Health Insurance–1.89%

MetLife, Inc., Sr. Unsec. Global Notes, 4.13%, 08/13/2042	2,400,000	2,357,926
Series C, Jr. Unsec. Sub. Global Notes, 5.25% (c)	3,990,000	4,009,950

	Principal Amount	Value

Life & Health Insurance–(continued)

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	$6,960,000	$7,617,894
Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/2038	1,690,000	1,888,575
Series D, Sr. Unsec. Medium-Term Notes, 6.63%, 12/01/2037	1,420,000	1,771,448
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 4.13%, 11/01/2024(b)	3,040,000	3,135,389
		20,781,182

Life Sciences Tools & Services–0.01%

Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	90,000	91,125

Managed Health Care–0.39%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	1,860,000	2,013,873
UnitedHealth Group Inc., Sr. Unsec. Global Notes, 3.75%, 07/15/2025	2,134,000	2,303,687
		4,317,560

Marine–0.06%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/2013-07/16/2015; Cost $788,703) (b)	790,000	655,700

Metal & Glass Containers–0.15%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	200,000	204,500
Ball Corp., Sr. Unsec. Gtd. Global Bonds, 5.00%, 03/15/2022	300,000	314,625
Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 6.00%, 10/15/2022(b)	155,000	160,231
Sr. Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	403,000	415,594
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	333,000	338,827
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	200,000	196,500
		1,630,277

Movies & Entertainment–1.02%

Mediacom Broadband LLC/Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	394,000	408,775
Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	300,000	296,250

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Movies & Entertainment–(continued)

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/2018	$3,365,000	$3,670,059
Time Warner, Inc., Sr. Unsec. Gtd. Global Deb., 5.35%, 12/15/2043	3,360,000	3,689,062
Viacom Inc., Sr. Unsec. Global Deb., 5.85%, 09/01/2043	3,300,000	3,148,094
		11,212,240

Multi-Line Insurance–2.37%

American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/2019	6,485,000	7,856,360
American International Group, Inc., Sr. Unsec. Global Notes, 3.90%, 04/01/2026	5,535,000	5,603,651
4.50%, 07/16/2044	2,260,000	2,174,044
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/2019	6,330,000	7,268,201
Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 4.95%, 04/22/2044(b)	3,210,000	3,156,751
		26,059,007

Multi-Sector Holdings–0.41%

BNSF Railway Co. Pass Through Trust, Series 2015-1, Sr. Sec. First Lien Pass-Through Ctfs., 3.44%, 06/16/2028(b)	4,519,379	4,560,043

Multi-Utilities–0.23%

Enable Midstream Partners L.P., Sr. Unsec. Gtd. Global Notes, 3.90%, 05/15/2024	3,035,000	2,579,750

Office REIT’s–0.20%

Piedmont Operating Partnership L.P., Sr. Unsec. Gtd. Global Notes, 4.45%, 03/15/2024	2,110,000	2,159,048

Office Services & Supplies–0.57%

Pitney Bowes Inc., Sr. Unsec. Global Notes, 4.63%, 03/15/2024	1,750,000	1,810,910
Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,961,000	4,453,350
		6,264,260

Oil & Gas Equipment & Services–0.36%

Halliburton Co., Sr. Unsec. Global Notes, 3.80%, 11/15/2025	2,188,000	2,224,529
Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	1,584,000	1,536,489
Weatherford International Ltd., Sr. Unsec. Gtd. Global Notes, 5.13%, 09/15/2020	228,000	185,820
		3,946,838

	Principal Amount	Value

Oil & Gas Exploration & Production–4.17%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 4.85%, 03/15/2021	$5,690,000	$5,907,523
5.55%, 03/15/2026	4,172,000	4,451,534
6.38%, 09/15/2017	1,233,000	1,303,531
6.60%, 03/15/2046	5,489,000	6,106,491
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	285,000	279,300
6.00%, 12/01/2020	734,000	734,000
California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	389,000	283,970
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	3,832,000	3,906,527
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	340,000	342,550
5.50%, 04/01/2023	529,000	531,645
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 3.35%, 11/15/2024	3,685,000	3,721,647
4.15%, 11/15/2034	1,680,000	1,622,040
4.95%, 03/15/2026	2,514,000	2,763,898
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/2022	5,454,000	5,181,300
7.13%, 04/01/2021	455,000	472,062
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	83,000	59,760
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	1,260,000	1,212,750
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	606,000	645,390
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	1,587,000	1,586,314
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	463,000	464,158
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/2022	103,000	94,760
6.88%, 01/15/2023	268,000	243,880
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	308,000	326,480
Pioneer Natural Resources Co., Sr. Unsec. Notes, 5.88%, 07/15/2016	1,362,000	1,368,475
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	605,000	565,675
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	127,000	119,380
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	629,000	653,374
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	101,000	92,920
6.50%, 01/01/2023	176,000	161,920

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)

Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	$272,000	$225,760
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	417,000	378,428
		45,807,442

Oil & Gas Storage & Transportation–3.80%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	293,000	273,223
Energy Transfer Partners, L.P., Sr. Unsec. Global Notes, 4.65%, 06/01/2021	1,257,000	1,246,856
Sr. Unsec. Notes, 4.75%, 01/15/2026	4,861,000	4,670,677
5.15%, 03/15/2045	3,110,000	2,654,086
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.85%, 04/15/2021	1,339,000	1,356,422
3.75%, 02/15/2025	3,152,000	3,228,115
3.90%, 02/15/2024	2,438,000	2,531,675
3.95%, 02/15/2027	1,271,000	1,309,384
EQT Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 4.00%, 08/01/2024	3,270,000	2,973,406
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Notes, 4.25%, 09/01/2024	1,690,000	1,646,599
5.40%, 09/01/2044	3,529,000	3,179,823
MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(b)	767,000	728,650
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/2022	3,761,000	3,545,863
Sabine Pass Liquefaction LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	150,000	151,125
5.63%, 03/01/2025	417,000	418,043
Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	1,168,000	1,200,591
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Global Notes, 8.00%, 10/01/2019	1,000,000	1,137,715
Spectra Energy Partners, L.P., Sr. Unsec. Global Notes, 4.50%, 03/15/2045	1,044,000	992,015
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	251,000	237,195
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	419,000	426,333
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	185,000	148,925
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/2020	544,000	560,320
6.13%, 10/15/2021	96,000	98,880
6.38%, 05/01/2024	192,000	198,720

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Williams Partners L.P., Sr. Unsec. Global Bonds, 3.60%, 03/15/2022	$5,534,000	$4,859,544
Sr. Unsec. Notes, 4.13%, 11/15/2020	2,111,000	1,980,382
		41,754,567

Other Diversified Financial Services–1.14%

BOC Aviation Ltd. (Singapore), Sr. Unsec. Notes, 3.00%, 03/30/2020(b)	2,875,000	2,906,760
3.88%, 04/27/2026(b)	4,760,000	4,766,731
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50% (c)	1,100,000	1,058,750
Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/2020(b)	1,350,000	1,483,401
Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	205,000	220,555
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec. Notes, 4.88%, 04/15/2045(b)	2,480,000	2,126,600
		12,562,797

Packaged Foods & Meats–0.45%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	450,000	466,335
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	200,000	206,750
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	270,000	277,425
Kraft Heinz Co. (The), Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2046(b)	2,273,000	2,311,122
Marfrig Holding Europe B.V. (Brazil), Sr. Unsec. Gtd. Notes, 8.00%, 06/08/2023(b)	481,000	484,607
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	143,000	151,223
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	408,000	429,420
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	580,000	613,350
		4,940,232

Paper Packaging–0.62%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	225,000	234,000
International Paper Co., Sr. Unsec. Global Notes, 5.15%, 05/15/2046	3,831,000	4,016,872
Klabin Finance S.A. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 07/16/2024(b)	2,580,000	2,549,363
		6,800,235

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Paper Products–0.11%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	$1,002,000	$991,980
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	212,000	215,180
		1,207,160

Pharmaceuticals–2.27%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Notes, 4.85%, 06/15/2044	5,000,000	5,026,570
Bristol-Myers Squibb Co., Sr. Unsec. Deb., 6.88%, 08/01/2097	3,681,000	5,672,360
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	498,000	466,875
9.50%, 10/21/2022(b)	135,000	135,338
Endo Ltd./Endo Finance LLC/Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	200,000	177,250
Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(b)	125,000	118,125
Mylan N.V., Sr. Unsec. Gtd. Notes, 3.95%, 06/15/2026(b)	6,229,000	6,181,099
5.25%, 06/15/2046(b)	3,580,000	3,579,427
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	239,000	200,162
5.63%, 12/01/2021(b)	485,000	414,675
5.88%, 05/15/2023(b)	120,000	101,700
6.75%, 08/15/2018(b)	130,000	127,725
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	85,000	71,294
Zoetis, Inc., Sr. Unsec. Global Notes, 4.50%, 11/13/2025	2,540,000	2,726,379
		24,998,979

Property & Casualty Insurance–0.84%

Allstate Corp. (The), Unsec. Sub. Global Deb., 5.75%, 08/15/2053	3,315,000	3,422,737
Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/2037(b)	2,105,000	2,304,975
Sr. Unsec. Gtd. Notes, 4.25%, 06/15/2023(b)	5,000	5,250
W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/2019	1,585,000	1,837,825
XLIT Ltd. (Ireland), Unsec. Sub. Gtd. Bonds, 5.50%, 03/31/2045	1,670,000	1,628,586
		9,199,373

Railroads–0.56%

Burlington Northern Santa Fe, LLC, Sr. Unsec. Global Deb., 3.00%, 04/01/2025	2,169,000	2,242,662
4.15%, 04/01/2045	3,723,000	3,888,858
		6,131,520

	Principal Amount	Value

Regional Banks–1.15%

CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	$474,000	$485,850
5.00%, 08/01/2023	635,000	649,287
Fifth Third Bancorp, Unsec. Sub. Notes, 4.30%, 01/16/2024	2,730,000	2,874,042
Series J, Jr. Unsec. Sub. Notes, 4.90% (c)	2,255,000	1,975,944
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	1,300,000	1,511,938
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	3,310,000	3,326,550
SVB Financial Group, Sr. Unsec. Global Notes, 3.50%, 01/29/2025	1,835,000	1,818,767
		12,642,378

Reinsurance–0.26%

Reinsurance Group of America, Inc., Sr. Unsec. Medium-Term Notes, 4.70%, 09/15/2023	2,665,000	2,847,294

Renewable Electricity–0.16%

Oglethorpe Power Corp., Sr. Sec. First Mortgage Bonds, 4.55%, 06/01/2044	1,762,000	1,806,799

Residential REIT’s–0.34%

Essex Portfolio L.P., Sr. Unsec. Gtd. Global Notes, 3.63%, 08/15/2022	3,600,000	3,753,985

Restaurants–0.56%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	5,451,000	5,648,599
Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	437,000	474,691
		6,123,290

Semiconductors–0.28%

Micron Technology, Inc., Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	315,000	269,325
5.25%, 01/15/2024(b)	80,000	67,600
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 03/15/2023(b)	2,379,000	2,497,950
4.63%, 06/01/2023(b)	200,000	202,000
		3,036,875

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Sovereign Debt–1.39%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	$4,440,000	$4,648,680
6.88%, 04/22/2021(b)	3,287,000	3,451,350
7.50%, 04/22/2026(b)	1,892,000	1,990,384
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.88%, 03/17/2028	2,950,000	2,979,500
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.25%, 04/06/2026	2,237,000	2,242,592
		15,312,506

Specialized Consumer Services–0.05%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	522,000	548,100

Specialized Finance–2.64%

Air Lease Corp., Sr. Unsec. Global Notes, 3.38%, 06/01/2021	3,865,000	3,906,066
3.88%, 04/01/2021	3,960,000	4,098,105
Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	768,000	789,120
5.50%, 02/15/2022	125,000	132,812
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 04/01/2019	3,800,000	4,061,250
5.88%, 08/15/2022	334,000	363,956
Sr. Unsec. Notes, 8.25%, 12/15/2020	660,000	776,737
Moody’s Corp., Sr. Unsec. Global Bonds, 5.50%, 09/01/2020	1,710,000	1,904,606
Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,140,000	2,191,401
4.88%, 02/15/2024	7,463,000	8,343,660
5.25%, 07/15/2044	1,665,000	1,920,013
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	495,000	512,325
		29,000,051

Specialized REIT’s–1.53%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 4.88%, 08/15/2020(b)	5,750,000	6,222,404
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	559,000	595,335
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/2025	2,609,000	2,559,065
7.75%, 07/15/2020	4,526,000	5,224,113
Sr. Unsec. Gtd. Notes, 5.75%, 08/15/2022	1,340,000	1,441,910

	Principal Amount	Value

Specialized REIT’s–(continued)

Equinix Inc., Sr. Unsec. Notes, 5.38%, 04/01/2023	$130,000	$134,713
5.88%, 01/15/2026	294,000	307,230
GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	310,000	323,950
		16,808,720

Specialty Chemicals–0.15%

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	350,000	389,812
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	419,000	446,235
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	550,000	562,375
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	260,000	271,375
		1,669,797

Steel–0.11%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 08/05/2020	426,000	445,170
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	590,000	612,125
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	138,000	142,830
		1,200,125

Technology Distributors–0.21%

Avnet, Inc., Sr. Unsec. Global Notes, 4.63%, 04/15/2026	2,250,000	2,285,059

Technology Hardware, Storage & Peripherals–1.10%

Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 6.02%, 06/15/2026(b)	7,437,000	7,521,893
8.35%, 07/15/2046(b)	2,217,000	2,255,558
Seagate HDD Cayman, Sr. Unsec. Gtd. Global Bonds, 4.75%, 01/01/2025	805,000	622,366
5.75%, 12/01/2034	2,040,000	1,458,600
Western Digital Corp., Sr. Sec. Gtd. Notes, 7.38%, 04/01/2023(b)	260,000	271,619
		12,130,036

Trading Companies & Distributors–0.37%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.95%, 02/01/2022	1,270,000	1,270,794
4.63%, 10/30/2020	540,000	560,588
5.00%, 10/01/2021	890,000	932,831
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	621,000	631,867

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount	Value

Trading Companies & Distributors–(continued)

HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	$109,000	$113,496
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	248,000	244,590
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	285,000	295,688
		4,049,854

Trucking–0.22%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	257,000	240,295
6.38%, 04/01/2024(b)	375,000	361,875
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	221,000	224,591
OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	470,000	477,050
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.45%, 11/15/2021	1,107,000	1,133,065
		2,436,876

Wireless Telecommunication Services–1.26%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Global Notes, 4.38%, 07/16/2042	1,955,000	1,910,682
Sr. Unsec. Gtd. Global Notes, 6.13%, 03/30/2040	2,320,000	2,733,099
Bharti Airtel International Netherlands B.V. (India), Sr. Unsec. Gtd. Notes, 5.35%, 05/20/2024(b)	745,000	808,496
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	200,000	177,000
Rogers Communications Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 4.50%, 03/15/2043	1,565,000	1,593,071
5.00%, 03/15/2044	4,835,000	5,426,823
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/2020(b)	182,000	189,508
9.00%, 11/15/2018(b)	375,000	399,375
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	400,000	381,000
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	200,000	206,500
		13,825,554
Total U.S. Dollar Denominated Bonds and Notes (Cost $917,468,045)		947,553,495

	Principal Amount		Value

U.S. Treasury Securities–6.45%

U.S. Treasury Bills–0.14%

0.45%, 11/17/2016(d)(e)	$1,500,000		$1,496,971

U.S. Treasury Notes–2.47%

1.38%, 05/31/2021	9,052,700		9,056,592
1.63%, 05/31/2023	8,358,800		8,340,578
1.63%, 05/15/2026	9,996,200		9,801,676
			27,198,846

U.S. Treasury Inflation - Indexed Notes–2.81%

0.13%, 04/15/2020	30,554,363	(f)	30,945,555

U.S. Treasury Bonds–1.03%

2.50%, 02/15/2046	11,664,300		11,317,302
Total U.S. Treasury Securities (Cost $71,043,497)			70,958,674

	Shares

Preferred Stocks–1.89%

Asset Management & Custody Banks–0.09%

State Street Corp., Series D, 5.90% Pfd.	34,900		981,388

Investment Banking & Brokerage–1.39%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	122,000		3,159,800
Morgan Stanley, Series E, 7.13% Pfd.	265,000		7,889,050
Morgan Stanley, Series F, 6.88% Pfd.	150,000		4,236,000
			15,284,850

Regional Banks–0.26%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	95,000		2,836,700

Reinsurance–0.15%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	56,000		1,651,440
Total Preferred Stocks (Cost $18,042,500)			20,754,378

	Principal Amount

Non-U.S. Dollar Denominated Bonds & Notes–0.26%(g)

Asset Management & Custody Banks–0.01%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(b)	EUR 100,000		119,432

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Principal Amount		Value

Casinos & Gaming–0.04%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Bonds, 5.75%, 05/15/2021(b)	EUR	150,000	$172,410
REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	100,000	113,936
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(b)	GBP	50,286	75,273
			361,619

Food Retail–0.01%

Labeyrie Fine Foods S.A.S. (France), Sr. Sec. Gtd. First Lien Notes, 5.63%, 03/15/2021(b)	EUR	100,000	117,207

Health Care Services–0.03%

Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	110,000	129,418
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	120,000	137,511
			266,929

Hotels, Resorts & Cruise Lines–0.04%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	139,000	157,778
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	170,000	261,005
			418,783

Metal & Glass Containers–0.02%

SIG Combibloc Holding S.C.A. (Luxembourg), REGS, Sr. Sec. Gtd. Euro Notes, 7.75%, 02/15/2023(b)	EUR	200,000	238,879

Movies & Entertainment–0.03%

Entertainment One Ltd. (Canada), Sr. Sec. Gtd. First Lien Bonds, 6.88%, 12/15/2022(b)	GBP	235,000	359,940

Multi-Sector Holdings–0.04%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	127,273	192,169
Odeon & UCI Finco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/2018(b)	GBP	182,000	274,078
			466,247

	Principal Amount		Value

Packaged Foods & Meats–0.04%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	300,000	$449,224
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,806,003)			2,798,260

Municipal Obligations–0.24%

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2007 B, Taxable RB, 9.00%, 05/15/2018(h)		$ 535,000	363,805
Series 2006 B, Taxable RB, 7.50%, 05/15/2017(h)		485,000	329,805
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/2057		1,485,000	1,933,663
Total Municipal Obligations (Cost $2,507,014)			2,627,273

Asset-Backed Securities–0.08%

Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.78%, 09/26/2034(b)(i)		71,401	71,465
Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(i)		858,846	855,397
Total Asset-Backed Securities (Cost $848,464)			926,862

	Shares

Common Stocks & Other Equity Interests–0.00%

Broadcasting–0.00%

Adelphia Recovery Trust -Series ACC-1 (j)		859,558	1,805
Adelphia Communications Corp. (j)		8,850	4,425
			6,230

Integrated Telecommunication Services–0.00%

Largo Ltd. (Luxembourg), Class A (k)		13,363	4,014
Class B (k)		120,270	36,128
			40,142
Total Common Stocks & Other Equity Interests (Cost $728,108)			46,372

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

	Shares	Value

Money Market Funds–4.22%

Liquid Assets Portfolio –Institutional Class, 0.44% (l)	23,202,911	$23,202,911
Premier Portfolio –Institutional Class, 0.39% (l)	23,202,911	23,202,911
Total Money Market Funds (Cost $46,405,822)		46,405,822

Value

Options Purchased–0.01%

(Cost $372,600)(m)	$111,526
TOTAL INVESTMENTS–99.33% (Cost $1,060,222,053)	1,092,182,662
OTHER ASSETS LESS LIABILITIES–0.67%	7,336,780
NET ASSETS–100.00%	$1,099,519,442

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred

RB	—Revenue Bonds
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $265,736,896, which represented 24.17% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(f)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

(g)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(h)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $693,610, which represented less than 1% of the Fund’s Net Assets.

(i)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	Non-income producing security.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

(m)	The table below details options purchased:

Open Over-The-Counter Credit Default Swaptions Purchased – Credit Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Floating Rate	Reference Entity	Expiration Date	Implied Credit Spread(a)	Notional Value	Value
5 Year Credit Default Swap	Put	JPMorgan Chase Bank, N.A.	98.00%	Receive	Markit CDX North America High Yield Index, Series 26	07/20/2016	4.36%	$54,000,000	$111,526
(a)	Implied credit spreads represent the current level as of May 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Corporate Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A. Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                 Invesco Corporate Bond Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

                                 Invesco Corporate Bond Fund

E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

F.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

                                 Invesco Corporate Bond Fund

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the

                                 Invesco Corporate Bond Fund

Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value.

I.	Swap Agreements – (continued)

Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                 Invesco Corporate Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$67,202,147	$—	$4,425	$67,206,572
U.S. Treasury Securities	—	70,958,674	—	70,958,674
Corporate Debt Securities	—	947,553,495	—	947,553,495
Asset-Backed Securities	—	926,862	—	926,862
Municipal Obligations	—	2,627,273	—	2,627,273
Foreign Debt Securities	—	2,798,260	—	2,798,260
Options Purchased	—	111,526	—	111,526
	67,202,147	1,024,976,090	4,425	1,092,182,662
Forward Foreign Currency Contracts*	—	(46,484)	—	(46,484)
Futures Contracts*	(364,490)	—	—	(364,490)
Swap Agreements*	—	(257,316)	—	(257,316)
Total Investments	$66,837,657	$1,024,672,290	$4,425	$1,091,514,372
*	Unrealized appreciation (depreciation).

                                 Invesco Corporate Bond Fund

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements	$—	$(257,316)
Currency risk:
Forward foreign currency contracts	22,611	(69,095)
Interest rate risk:
Futures contracts (a)	101,163	(465,653)
Options purchased (b)	111,526	—
Total	$235,300	$(792,064)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended May 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Swap Agreements
Realized Gain (Loss):
Credit Risk	$ —	$ —	$ —	$(71,085)
Currency Risk	130,519	—	—	—
Interest Rate Risk	—	1,029,765	—	—
Change in Net Unrealized Appreciation (Depreciation):
Credit Risk	—	—	(261,074)	27,727
Currency Risk	(230,944)	—	—	—
Interest Rate Risk	—	(544,631)	—	—
Total	$(100,425)	$ 485,134	$(261,074)	$(43,358)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the three months average notional value of forward foreign currency contracts, futures contracts and swap agreements and the one month average of options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased	Swap Agreements
Average notional value	$4,935,738	$261,302,873	$372,600	$10,750,000

                                 Invesco Corporate Bond Fund

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/10/16	CIBC World Markets Corp.	EUR	252,420	USD	285,439	$280,938	$4,501
06/10/16	Citigroup Global Markets Inc.	GBP	1,682,386	USD	2,386,380	2,436,877	(50,497)
06/10/16	Citigroup Global Markets Inc.	USD	420,381	GBP	295,628	428,206	7,825
06/10/16	Deutsche Bank Securities Inc.	USD	623,525	GBP	437,574	633,810	10,285
06/10/16	Goldman Sachs International	EUR	1,208,839	USD	1,329,291	1,345,410	(16,119)
06/10/16	Goldman Sachs International	USD	211,719	EUR	188,000	209,240	(2,479)
Total Forward Foreign Currency Contracts—Currency Risk							$(46,484)

Currency Abbreviations:

EUR	— Euro
GBP	— British Pound Sterling
USD	— U.S. Dollar

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Treasury Notes	Long	220	September-2016	$47,939,375	$ 16,717
U.S. Treasury 5 Year Treasury Notes	Long	685	September-2016	82,280,274	32,120
U.S. Treasury 10 Year Treasury Notes	Short	409	September-2016	(53,042,188)	(131,981)
U.S. Treasury 30 Year Treasury Bonds	Long	83	September-2016	13,554,938	52,326
U.S. Treasury Ultra Bonds	Short	233	September-2016	(40,804,125)	(333,672)
Total Futures Contracts—Interest Rate Risk					$(364,490)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC	Citigroup Inc.	Buy	(1.00)%	06/20/17	0.36%	$10,750,000	$185,030	$(257,316)
(a)	Implied credit spreads represent the current level as of May 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $603,225,061 and $591,500,411, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $84,556,082 and $90,909,627, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$44,353,534
Aggregate unrealized (depreciation) of investment securities	(14,106,119)
Net unrealized appreciation of investment securities	$30,247,415
Cost of investments for tax purposes is $1,061,935,247.

                                 Invesco Corporate Bond Fund

Invesco Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	GRE-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests–98.53%

Australia–5.41%

DEXUS Property Group	2,303,564	$14,393,257
Goodman Group	2,295,124	11,774,378
Mirvac Group	9,062,940	12,710,252
Scentre Group	4,072,499	13,697,282
Vicinity Centres	10,779,844	25,362,288
Westfield Corp.	4,072,107	31,438,792
		109,376,249

Brazil–0.39%

BR Malls Participacoes S.A.	382,980	1,224,561
Iguatemi Empresa de Shopping Centers S.A.	556,900	3,992,999
Multiplan Empreendimentos Imobiliarios S.A.	180,100	2,724,746
		7,942,306

Canada–2.52%

Allied Properties REIT	332,292	9,198,579
Canadian Apartment Properties REIT	147,605	3,419,477
Canadian REIT	170,051	5,925,420
Chartwell Retirement Residences	560,810	6,339,833
First Capital Realty, Inc.	450,336	7,220,766
H&R REIT	629,800	10,194,405
Smart REIT	324,400	8,537,168
		50,835,648

China–4.10%

China Jinmao Holdings Group Ltd.	20,628,000	5,946,275
China Overseas Land & Investment Ltd.	6,223,700	18,633,288
China Resources Land Ltd.	6,769,377	16,120,494
China Vanke Co., Ltd. -Class H	1,840,700	4,375,595
CIFI Holdings (Group) Co. Ltd.	7,436,000	1,751,178
Dalian Wanda Commercial Properties Co. Ltd. -Class H (a)	953,000	6,024,059
Global Logistic Properties Ltd.	4,821,000	6,322,034
Greentown China Holdings Ltd. (b)	1,368,500	955,055
Guangzhou R&F Properties Co. Ltd. -Class H	1,846,400	2,446,797
KWG Property Holding Ltd.	3,142,500	1,966,628
Longfor Properties Co. Ltd.	5,460,000	7,360,531
Shenzhen Investment Ltd.	11,076,200	4,465,041
Shimao Property Holdings Ltd.	4,231,500	5,349,064
Shui On Land Ltd.	4,551,500	1,145,846
		82,861,885

France–3.34%

ICADE	184,653	13,319,443
Klepierre	661,679	30,228,182

	Shares	Value

France–(continued)

Unibail-Rodamco S.E.	89,324	$24,006,030
		67,553,655

Germany–2.62%

LEG Immobilien AG	218,198	19,469,046
Vonovia SE	978,066	33,520,378
		52,989,424

Hong Kong–6.47%

Cheung Kong Property Holdings Ltd.	3,712,000	23,161,623
Henderson Land Development Co. Ltd.	1,440,000	8,708,918
Hongkong Land Holdings Ltd.	2,044,500	12,348,780
Link REIT	3,098,500	19,012,733
Sino Land Co. Ltd.	3,767,100	5,753,469
Sun Hung Kai Properties Ltd.	3,655,100	42,862,192
Swire Properties Ltd.	5,579,000	15,231,885
Wharf Holdings Ltd. (The)	672,000	3,636,429
		130,716,029

Indonesia–0.56%

PT Bumi Serpong Damai Tbk	24,554,300	3,288,025
PT Lippo Karawaci Tbk	19,784,500	1,384,393
PT Pakuwon Jati Tbk	118,425,800	4,764,274
PT Summarecon Agung Tbk	15,837,000	1,853,586
		11,290,278

Ireland–0.42%

Green REIT PLC	5,210,293	8,416,825

Japan–10.54%

Activia Properties, Inc.	1,851	9,438,429
Advance Residence Investment Corp.	2,082	5,268,701
Daiwa House REIT Investment Corp.	885	4,777,294
GLP J-REIT (a)	885	1,015,492
GLP J-REIT	5,887	6,755,027
Hulic Reit, Inc.	4,715	8,083,709
Japan Excellent, Inc.	3,002	4,040,703
Japan Hotel REIT Investment Corp.	13,130	11,376,310
Japan Logistics Fund Inc.	911	2,005,931
Japan Real Estate Investment Corp.	4,300	25,121,846
Japan Retail Fund Investment Corp.	3,552	8,240,353
Kenedix Office Investment Corp.	1,025	5,824,320
Mitsubishi Estate Co. Ltd.	1,401,000	26,865,538
Mitsui Fudosan Co., Ltd.	2,200,000	53,513,228
Nomura Real Estate Master Fund, Inc.	10,353	16,301,507
ORIX JREIT Inc.	857	1,357,049
Sumitomo Realty & Development Co., Ltd.	504,000	13,952,685
Tokyu Fudosan Holdings, Corp.	94,800	620,357
United Urban Investment Corp.	5,419	8,543,483
		213,101,962

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

	Shares	Value

Malaysia–0.37%
IGB REIT	6,645,400	$2,591,364
IOI Properties Group Berhad	2,260,700	1,330,548
KLCCP Stapled Group	1,112,800	1,981,006
Mah Sing Group Berhad	1,685,900	587,998
SP Setia Berhad Group	1,395,000	1,074,442
		7,565,358

Malta–0.00%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)	9,888,325	0

Mexico–0.60%
Fibra Uno Administracion S.A. de C.V.	3,998,200	8,634,102
Macquarie Mexico Real Estate Management S.A. de C.V.	2,774,600	3,479,900
		12,114,002

Netherlands–0.72%
Wereldhave N.V.	287,574	14,642,075

Philippines–0.75%
Ayala Land, Inc.	4,735,000	3,613,731
Megaworld Corp.	24,218,600	2,325,304
Robinsons Land Corp.	4,883,500	3,027,588
SM Prime Holdings Inc.	11,954,100	6,133,322
		15,099,945

Singapore–2.11%
Ascendas India Trust	4,263,500	2,956,786
Ascendas REIT	6,127,500	10,189,881
CapitaLand Ltd.	5,479,200	11,877,033
CapitaLand Mall Trust	3,407,100	5,022,630
CapitaLand Retail China Trust	3,261,400	3,552,595
Mapletree Industrial Trust	7,708,200	9,012,165
		42,611,090

South Africa–0.93%
Growthpoint Properties Ltd.	4,958,037	7,413,734
Hyprop Investments Ltd.	721,475	5,414,293
Resilient REIT Ltd.	394,862	3,269,003
SA Corporate Real Estate Fund Nominees Proprietary Ltd.	9,022,320	2,790,062
		18,887,092

Spain–0.98%
Inmobiliaria Colonial S.A. (b)	10,597,720	8,359,460
Merlin Properties Socimi, S.A.	1,035,682	11,383,583
		19,743,043

Sweden–1.05%
Fabege AB	515,635	8,357,823
Wihlborgs Fastigheter AB	629,670	12,803,034
		21,160,857

Switzerland–0.63%
Swiss Prime Site AG	148,102	12,695,096

Thailand–0.32%
Central Pattana PCL	2,775,200	4,480,509

	Shares	Value

Thailand–(continued)
Land and Houses PCL	4,549,500	$1,087,454
Land and Houses PCL -NVDR	4,141,900	990,026
		6,557,989

United Arab Emirates–0.33%
Emaar Malls Group PJSC	2,675,686	1,988,789
Emaar Properties PJSC	2,712,578	4,597,919
		6,586,708

United Kingdom–5.10%
Derwent London PLC	278,715	13,289,043
Great Portland Estates PLC	1,493,280	16,226,992
Hammerson PLC	228,225	1,913,883
Kennedy Wilson Europe Real Estate PLC	712,384	11,179,693
Land Securities Group PLC	1,972,408	33,309,555
LondonMetric Property PLC	1,923,968	4,583,922
Segro PLC	1,374,189	8,715,553
UNITE Group PLC (The)	1,461,588	13,884,826
		103,103,467

United States–48.27%
Acadia Realty Trust	210,947	7,151,103
American Campus Communities, Inc.	369,336	17,366,179
American Homes 4 Rent -Class A	514,221	9,430,813
Apartment Investment & Management Co. -Class A	456,904	19,486,956
AvalonBay Communities, Inc.	329,036	59,186,996
Boston Properties, Inc.	341,537	42,907,293
Brandywine Realty Trust	746,881	11,793,251
Brixmor Property Group, Inc.	878,860	22,191,215
Brookdale Senior Living Inc. (b)	790,540	14,182,288
Care Capital Properties, Inc.	538,191	13,987,584
Cousins Properties, Inc.	1,307,983	14,047,737
CubeSmart	58,795	1,872,033
CyrusOne Inc.	161,073	7,942,510
DCT Industrial Trust Inc.	228,192	9,841,921
DiamondRock Hospitality Co.	1,475,425	13,190,300
Digital Realty Trust, Inc.	11,383	1,086,507
Empire State Realty Trust Inc. -Class A	324,983	6,158,428
EPR Properties	107,886	7,690,114
Equinix, Inc.	30,184	10,926,608
Equity Lifestyle Properties, Inc.	165,992	12,167,214
Equity Residential	314,870	21,792,153
Essex Property Trust, Inc.	131,441	29,867,338
Extra Space Storage Inc.	251,202	23,354,250
Federal Realty Investment Trust	115,034	17,622,058
First Industrial Realty Trust, Inc.	331,961	8,219,354
General Growth Properties, Inc.	1,047,882	28,156,589
HCP, Inc.	1,135,839	37,335,028
Healthcare Realty Trust, Inc.	776,094	24,672,028
Hilton Worldwide Holdings Inc.	871,136	18,102,206
Host Hotels & Resorts Inc.	894,631	13,777,317
Hudson Pacific Properties Inc.	851,224	23,927,907
InfraREIT Inc.	279,285	4,795,323
Liberty Property Trust	299,756	11,186,894
National Retail Properties Inc.	119,954	5,437,515
Paramount Group, Inc.	404,115	6,619,404

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

	Shares	Value

United States–(continued)

Post Properties, Inc.	167,377	$10,138,025
Prologis, Inc.	868,529	41,281,183
Public Storage	195,593	49,623,900
QTS Realty Trust, Inc. -Class A	226,033	11,679,125
Realty Income Corp.	334,023	20,071,442
Retail Opportunity Investments Corp.	1,033,279	20,892,901
Rexford Industrial Realty, Inc.	467,805	9,309,320
Simon Property Group, Inc.	478,501	94,570,938
SL Green Realty Corp.	222,623	22,565,067
Sunstone Hotel Investors, Inc.	968,397	11,659,500
Ventas, Inc.	64,135	4,254,075
Vornado Realty Trust	560,776	53,565,323
Washington REIT	171,346	5,076,982
Weingarten Realty Investors	556,157	20,928,188
Welltower Inc.	327,696	22,581,531
		975,669,914
Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $1,795,521,393)		1,991,520,897

	Shares	Value

Money Market Funds–0.93%

Liquid Assets Portfolio –Institutional Class, 0.44% (c)	9,365,820	$9,365,820
Premier Portfolio –Institutional Class, 0.39% (c)	9,365,819	9,365,819
Total Money Market Funds (Cost $18,731,639)		18,731,639
TOTAL INVESTMENTS–99.46% (Cost $1,814,253,032)		2,010,252,536
OTHER ASSETS LESS LIABILITIES–0.54%		10,847,058
NET ASSETS–100.00%		$2,021,099,594

Investment Abbreviations:

NVDR	—Non-Voting Depositary Receipt

REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $7,039,551, which representes less than 1% of the Fund’s Net Assets.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Global Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco Global Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the three months ended May 31, 2016, there were transfers from Level 1 to Level 2 of $158,545,686 and from Level 2 to Level 1 of $162,439,937, due to foreign fair value adjustments.

                                 Invesco Global Real Estate Fund

	Level 1	Level 2	Level 3	Total
Australia	$—	$109,376,249	$—	$109,376,249
Brazil	7,942,306	—	—	7,942,306
Canada	50,835,648	—	—	50,835,648
China	7,697,453	75,164,432	—	82,861,885
France	—	67,553,655	—	67,553,655
Germany	52,989,424	—	—	52,989,424
Hong Kong	15,985,209	114,730,820	—	130,716,029
Indonesia	1,384,393	9,905,885	—	11,290,278
Ireland	8,416,825	—	—	8,416,825
Japan	9,440,758	203,661,204	—	213,101,962
Malaysia	7,565,358	—	—	7,565,358
Malta	—	—	0	0
Mexico	12,114,002	—	—	12,114,002
Netherlands	14,642,075	—	—	14,642,075
Philippines	12,774,641	2,325,304	—	15,099,945
Singapore	30,734,057	11,877,033	—	42,611,090
South Africa	18,887,092	—	—	18,887,092
Spain	8,359,460	11,383,583	—	19,743,043
Sweden	21,160,857	—	—	21,160,857
Switzerland	12,695,096	—	—	12,695,096
Thailand	6,557,989	—	—	6,557,989
United Arab Emirates	1,988,789	4,597,919	—	6,586,708
United Kingdom	61,811,956	41,291,511	—	103,103,467
United States	994,401,553	—	—	994,401,553
Total Investments	$1,358,384,941	$651,867,595	$0	$2,010,252,536

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $379,399,453 and $395,735,016, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$189,046,964
Aggregate unrealized (depreciation) of investment securities	(56,382,641)
Net unrealized appreciation of investment securities	$132,664,323
Cost of investments for tax purposes is $1,877,588,213.

                                 Invesco Global Real Estate Fund

Invesco Government Money Market Fund

Effective June 28, 2016, after the close of the reporting period, Invesco Money Market Fund was renamed Invesco Government Money Market Fund.
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	GMKT-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Government Sponsored Agency Securities–43.95%

Federal Farm Credit Bank (FFCB)–6.27%

Unsec. Bonds (a)	0.55%	04/25/2017	$15,000	$14,999,972
Unsec. Bonds (a)	0.47%	06/05/2017	4,000	3,995,944
Unsec. Bonds (a)	0.46%	07/14/2017	10,000	10,002,224
Unsec. Bonds (a)	0.48%	11/13/2017	12,000	11,983,293
Unsec. Bonds (a)	0.47%	11/22/2017	12,000	11,978,599
Unsec. Bonds (a)	0.47%	12/08/2017	2,500	2,498,100
Unsec. Bonds (a)	0.46%	12/27/2017	12,000	11,975,359
Unsec. Bonds (a)	0.46%	01/17/2018	8,000	7,992,776
				75,426,267

Federal Home Loan Bank (FHLB)–31.78%

Unsec. Bonds	0.56%	01/20/2017	12,000	11,999,253
Unsec. Bonds	0.54%	01/26/2017	13,000	12,995,709
Unsec. Bonds (a)	0.43%	08/18/2017	10,000	9,993,891
Unsec. Disc. Notes (b)	0.47%	08/12/2016	20,000	19,981,440
Unsec. Disc. Notes (b)	0.37%	08/17/2016	20,000	19,984,386
Unsec. Disc. Notes (b)	0.47%	08/17/2016	20,000	19,979,895
Unsec. Disc. Notes (b)	0.51%	08/31/2016	15,000	14,980,700
Unsec. Disc. Notes (b)	0.51%	09/07/2016	20,000	19,972,233
Unsec. Disc. Notes (b)	0.45%	10/05/2016	15,900	15,874,958
Unsec. Disc. Notes (b)	0.48%	10/14/2016	54,585	54,487,436
Unsec. Disc. Notes (b)	0.46%	10/19/2016	25,000	24,955,570
Unsec. Disc. Notes (b)	0.46%	10/21/2016	20,000	19,964,185
Unsec. Disc. Notes (b)	0.45%	11/02/2016	14,000	13,973,050
Unsec. Disc. Notes (b)	0.46%	11/04/2016	14,000	13,972,093
Unsec. Disc. Notes (b)	0.45%	11/09/2016	15,000	14,970,148
Unsec. Disc. Notes (b)	0.45%	11/14/2016	14,000	13,971,079
Unsec. Disc. Notes (b)	0.46%	11/16/2016	20,000	19,957,533
Unsec. Disc. Notes (b)	0.55%	11/18/2016	10,000	9,974,122
Unsec. Global Bonds (a)	0.50%	11/03/2016	14,000	14,000,000
Unsec. Global Bonds (a)	0.53%	01/23/2017	14,000	14,000,000
Unsec. Global Bonds (a)	0.53%	02/24/2017	13,000	13,000,000
Unsec. Global Bonds (a)	0.48%	09/05/2017	9,255	9,255,066
				382,242,747

Federal Home Loan Mortgage Corp. (FHLMC)–3.66%

Unsec. Disc. Notes (b)	0.46%	08/12/2016	20,000	19,981,800
Unsec. Global Notes (a)	0.49%	04/27/2017	10,000	9,995,017
Unsec. Global Notes (a)	0.57%	07/21/2017	14,000	13,998,363
				43,975,180

Federal National Mortgage Association (FNMA)–1.41%

Unsec. Global Notes (a)	0.45%	09/08/2017	7,000	6,989,693
Unsec. Notes (a)	0.44%	08/16/2017	10,000	9,997,561
				16,987,254

Overseas Private Investment Corp. (OPIC)–0.83%

Sr. Unsec. Gtd. VRD COP Bonds (a)	0.40%	02/15/2028	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $528,631,448)				528,631,448

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Certificates of Deposit–23.28%

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) (c)	0.37%	06/07/2016	$15,000	$15,000,000
Credit Industriel et Commercial (c)	0.37%	06/01/2016	30,000	30,000,000
KBC Bank N.V. (c)	0.38%	06/01/2016	15,000	15,000,000
Nordea Bank Finland PLC (c)	0.27%	06/01/2016	60,000	60,000,000
Skandinaviska Enskilda Banken AB (c)	0.28%	06/01/2016	60,000	60,000,000
Svenska Handelsbanken AB (c)	0.27%	06/01/2016	60,000	60,000,000
Swedbank AB (c)	0.36%	06/07/2016	15,000	15,000,000
Swedbank AB (c)	0.36%	06/02/2016	15,000	15,000,000
Toronto-Dominion Bank (The) (a)(c)	0.68%	06/06/2016	10,000	10,000,000
Total Certificates of Deposit (Cost $280,000,000)				280,000,000

Variable Rate Demand Notes–12.98%(d)

Credit Enhanced–12.98%

A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.44%	06/01/2029	2,100	2,100,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.49%	12/01/2028	1,100	1,100,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.42%	07/01/2038	3,885	3,885,000
Carson (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC-U.S. Bank, N.A.) (e)	0.39%	09/01/2033	14,000	14,000,000
Emery (County of), Utah (Pacificorp); Series 1994, Ref. VRD PCR (LOC-Wells Fargo Bank, N.A.) (c)(e)	0.37%	11/01/2024	9,000	9,000,000
Halifax Hospital Medical Center; Series 2008, Ref. VRD Improvement RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.41%	06/01/2048	10,300	10,300,000
Hart Family Holdings LLC; VRD Taxable Option Notes (LOC-FHLB of Dallas) (e)	0.43%	12/01/2031	12,450	12,450,000
Kent Hospital Finance Authority (Spectrum Health System); Series 2008 C, Ref. VRD RB (LOC-Bank of New York Mellon (The)) (e)	0.38%	01/15/2026	21,645	21,645,000
M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (e)(f)	0.51%	01/01/2033	3,600	3,600,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2008 A, VRD RB (CEP-FHLMC)	0.37%	11/01/2041	32,000	32,000,000
New York (State of) Housing Finance Agency (Related 42nd & 10th Housing); Series 2010 A, VRD RB (CEP-FHLMC)	0.37%	11/01/2041	12,000	12,000,000
Oakland University Board of Trustees; Series 2008, Ref. VRD RB (LOC-JPMorgan Chase Bank, N.A.) (e)	0.40%	03/01/2031	19,000	19,000,000
Sarasota (County of), Florida Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC-Wells Fargo Bank, N.A.) (e)	0.37%	07/01/2037	15,000	15,000,000
Total Variable Rate Demand Notes (Cost $156,080,000)				156,080,000

U.S. Treasury Bills–5.98%(b)

U.S. Treasury Bills	0.42%	08/18/2016	15,000	14,986,675
U.S. Treasury Bills	0.34%	09/01/2016	25,000	24,978,672
U.S. Treasury Bills	0.51%	09/15/2016	12,000	11,982,157
U.S. Treasury Bills	0.47%	09/29/2016	20,000	19,969,167
Total U.S. Treasury Bills (Cost $71,916,671)				71,916,671

Commercial Paper–4.20%(b)

Diversified Banks–3.52%

Bank of New York Mellon (The)	0.35%	06/07/2016	15,000	14,999,125
BNP Paribas S.A. (c)	0.37%	06/03/2016	12,300	12,299,747
Credit Agricole Corporate & Investment Bank (c)	0.36%	06/07/2016	15,000	14,999,100
				42,297,972

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Asset-Backed Securities — Fully Supported Bank–0.68%

Regency Markets No.1 LLC (CEP-HSBC Bank PLC) (c)(f)	0.37%	06/03/2016	$8,200	$8,199,831
Total Commercial Paper (Cost $50,497,803)				50,497,803
TOTAL INVESTMENTS (excluding Repurchase Agreements)–90.39% (Cost $1,087,125,922)				1,087,125,922
			Repurchase Amount

Repurchase Agreements–11.56%(g)

RBC Capital Markets Corp., joint term agreement dated 05/20/2016, aggregate maturing value of $520,338,000 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $530,400,001; 0.13%-7.50%, 04/15/2018-06/01/2046)(h)	0.39%	07/19/2016	60,039,000	60,000,000
Societe Generale, joint term agreement dated 05/25/2016, aggregate maturing value of $350,021,778 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $357,000,000; 0%-4.50%, 11/03/2016-01/20/2046)(h)	0.32%	06/01/2016	50,003,111	50,000,000
Wells Fargo Securities, LLC, joint agreement dated 05/31/2016, aggregate maturing value of $550,004,736 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $561,000,586; 0%-10.35%, 06/30/2016-09/15/2042)	0.31%	06/01/2016	29,080,906	29,080,656
Total Repurchase Agreements (Cost $139,080,656)				139,080,656
TOTAL INVESTMENTS(i)(j)–101.95% (Cost $1,226,206,578)				1,226,206,578
OTHER ASSETS LESS LIABILITIES–(1.95)%				(23,459,018)
NET ASSETS–100.00%				$1,202,747,560

Investment Abbreviations:

CEP	—Credit Enhancement Provider
COP	—Certificates of Participation
Disc.	—Discount
Gtd.	—Guaranteed
LOC	—Letter of Credit
PCR	—Pollution Control Revenue Bonds
RB	—Revenue Bonds
Ref.	—Refunding
RN	—Revenue Notes
Sr.	—Senior
Unsec.	—Unsecured
VRD	—Variable Rate Demand

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(b)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Sweden: 17.5%; other countries less than 5% each: 9.5%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $11,799,831, which represented less than 1% of the Fund’s Net Assets.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.

(i)	Also represents cost for federal income tax purposes.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Bank	32.2%
Federal Home Loan Mortgage Corp.	7.2
Federal Farm Credit Bank	6.2

See accompanying notes which are an integral part of this schedule.

Invesco Government Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

Invesco Government Money Market Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 – Significant/Subsequent Event

On December 18, 2015, the Board of Trustees approved changes to the Fund’s investment strategies that reposition the Fund as a government money market fund, including changing the Fund’s name to Invesco Government Money Market Fund. These approved changes were made in connection with the U.S. Securities and Exchange Commission amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, which governs money market funds and defines government money market funds. The Fund will change from a prime money market fund to a government money market fund. The Fund will invest at least 99.5% of its total assets in cash, government securities and repurchase agreements collateralized by cash or government securities. These changes took effect on June 28, 2016.

In addition, effective June 1, 2016, the Board has approved a reduction in the advisory fee rate under the master investment advisory agreement to an annual rate of 0.15% of the Fund’s average daily net assets.

Invesco Government Money Market Fund

Invesco High Yield Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	HYI-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds and Notes–90.39%

Advertising–0.28%

Lamar Media Corp., Sr. Unsec. Gtd. Notes, 5.75%, 02/01/2026(b)	$3,597,000	$3,803,828

Aerospace & Defense–2.60%

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.50%, 03/15/2018(b)	4,215,000	4,341,450
7.75%, 03/15/2020(b)	4,119,000	4,108,703
KLX Inc., Sr. Unsec. Gtd. Notes, 5.88%, 12/01/2022(b)	6,339,000	6,228,067
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2022(b)	5,741,000	5,862,996
Orbital ATK Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2023	3,442,000	3,622,705
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.50%, 05/15/2025	8,910,000	9,088,200
Sr. Unsec. Sub. Gtd. Notes, 6.38%, 06/15/2026(b)	2,264,000	2,280,980
		35,533,101

Agricultural & Farm Machinery–0.40%

Titan International Inc., Sr. Sec. Gtd. First Lien Global Notes, 6.88%, 10/01/2020	6,487,000	5,497,733

Airlines–0.70%

Air Canada (Canada), Sec. Gtd. Second Lien Notes, 8.75%, 04/01/2020(b)	2,670,000	2,900,288
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/2021(b)	6,320,000	6,683,400
		9,583,688

Alternative Carriers–1.14%

EarthLink Holdings Corp., Sr. Sec. Gtd. First Lien Global Notes, 7.38%, 06/01/2020	4,925,000	5,195,875
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 05/01/2025	1,470,000	1,506,750
Sr. Unsec. Gtd. Notes, 5.25%, 03/15/2026(b)	3,947,000	3,966,735
5.38%, 01/15/2024(b)	4,868,000	4,959,275
		15,628,635

	Principal Amount	Value

Aluminum–0.19%

Kaiser Aluminum Corp., Sr. Unsec. Gtd. Notes, 5.88%, 05/15/2024(b)	$2,508,000	$2,585,748

Apparel Retail–1.14%

Hot Topic, Inc., Sr. Sec. Gtd. First Lien Notes, 9.25%, 06/15/2021(b)	9,455,000	9,573,188
Men’s Wearhouse, Inc. (The), Sr. Unsec. Gtd. Global Notes, 7.00%, 07/01/2022	7,029,000	5,983,436
		15,556,624

Apparel, Accessories & Luxury Goods–0.17%

Hanesbrands Inc., Sr. Unsec. Gtd. Notes, 4.63%, 05/15/2024(b)	1,138,000	1,138,711
4.88%, 05/15/2026(b)	1,179,000	1,182,685
		2,321,396

Asset Management & Custody Banks–0.85%

Prime Security Services Borrower, LLC/Prime Finance, Inc., Sec. Gtd. Second Lien Notes, 9.25%, 05/15/2023(b)	9,318,000	9,760,605
RegionalCare Hospital Partners Holdings Inc., Sr. Sec. Gtd. First Lien Notes, 8.25%, 05/01/2023(b)	1,740,000	1,805,250
		11,565,855

Auto Parts & Equipment–0.78%

CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/2019(b)	6,730,000	6,544,925
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/2021	2,017,000	2,082,553
5.50%, 12/15/2024	2,155,000	2,084,962
		10,712,440

Broadcasting–2.37%

Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/2022	3,641,000	3,677,410
Sr. Unsec. Gtd. Sub. Global Notes, 7.63%, 03/15/2020	2,309,000	2,228,185
Netflix, Inc., Sr. Unsec. Global Notes, 5.75%, 03/01/2024	4,048,000	4,250,400
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/2024(b)	4,716,000	4,857,480
Sr. Unsec. Notes, 5.88%, 03/15/2026(b)	2,580,000	2,676,750

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Broadcasting–(continued)

Sirius XM Radio Inc., Sr. Unsec. Notes, 5.38%, 07/15/2026(b)	$4,574,000	$4,574,000
TEGNA, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 09/15/2024(b)	3,245,000	3,382,913
Tribune Media Co., Sr. Unsec. Gtd. Global Notes, 5.88%, 07/15/2022	6,575,000	6,690,062
		32,337,200

Building Products–3.74%

Allegion PLC, Sr. Unsec. Gtd. Notes, 5.88%, 09/15/2023	3,665,000	3,912,387
BMC Stock Holdings, Inc., Sr. Sec. Gtd. First Lien Notes, 9.00%, 09/15/2018(b)	7,524,000	7,900,200
Builders FirstSource, Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/2021(b)	7,657,000	8,058,992
Sr. Unsec. Gtd. Notes, 10.75%, 08/15/2023(b)	3,531,000	3,857,617
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/2021	8,594,000	8,787,365
Hardwoods Acquisition, Inc., Sr. Sec. Gtd. First Lien Notes, 7.50%, 08/01/2021 (Acquired 03/02/15-03/03/15, Cost $1,853,240)(b)	1,918,000	1,428,910
HD Supply, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 04/15/2024(b)	1,455,000	1,515,019
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/2023(b)	1,418,000	1,527,895
Norbord Inc. (Canada), Sr. Sec. First Lien Notes, 5.38%, 12/01/2020(b)	2,329,000	2,439,628
Sr. Sec. Gtd. First Lien Notes, 6.25%, 04/15/2023(b)	2,075,000	2,129,469
Standard Industries Inc., Sr. Unsec. Notes, 5.38%, 11/15/2024(b)	6,620,000	6,818,600
6.00%, 10/15/2025(b)	2,511,000	2,680,493
		51,056,575

Cable & Satellite–6.80%

AMC Networks Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 04/01/2024	3,945,000	3,974,587
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec. Notes, 5.38%, 05/01/2025(b)	7,700,000	7,854,000
5.75%, 02/15/2026(b)	13,067,000	13,459,010
CSC Holdings LLC, Sr. Unsec. Global Notes, 6.75%, 11/15/2021	4,160,000	4,295,200
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.88%, 11/15/2024	13,434,000	12,493,620
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/2021	4,512,000	4,906,800
Mediacom Broadband LLC/Corp., Sr. Unsec. Global Notes, 6.38%, 04/01/2023	1,591,000	1,658,618
Sr. Unsec. Gtd. Global Notes, 5.50%, 04/15/2021	3,315,000	3,439,312

	Principal Amount	Value

Cable & Satellite–(continued)

Neptune Finco Corp., Sr. Unsec. Notes, 6.63%, 10/15/2025(b)	$1,585,000	$1,707,838
10.13%, 01/15/2023(b)	2,250,000	2,525,625
Numericable-SFR S.A. (France), Sr. Sec. Gtd. First Lien Bonds, 6.00%, 05/15/2022(b)	11,490,000	11,490,000
Sr. Sec. Gtd. Notes, 7.38%, 05/01/2026(b)	4,131,000	4,177,474
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. First Lien Bonds, 5.00%, 01/15/2025(b)	9,425,000	9,571,087
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 5.50%, 08/15/2026(b)	2,579,000	2,611,238
REGS, Sr. Sec. Gtd. First Lien Euro Bonds, 5.50%, 01/15/2025(b)	400,000	408,250
VTR Finance B.V. (Netherlands), Sr. Sec. First Lien Notes, 6.88%, 01/15/2024(b)	5,170,000	5,176,462
Ziggo Bond Finance B.V. (Netherlands), Sr. Unsec. Notes, 5.88%, 01/15/2025(b)	1,300,000	1,290,250
REGS, Sr. Unsec. Euro Notes, 5.88%, 01/15/2025(b)	1,900,000	1,888,125
		92,927,496

Casinos & Gaming–1.91%

Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/15/2023	5,948,000	6,245,400
Sr. Unsec. Gtd. Notes, 6.38%, 04/01/2026(b)	1,922,000	1,984,465
MGM Growth Properties Operating Partnership LP/ MGP Escrow Co-Issuer Inc., Sr. Unsec. Gtd. Notes, 5.63%, 05/01/2024(b)	1,916,000	2,021,380
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/2021	2,942,000	3,181,037
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/2023	1,900,000	1,990,250
7.75%, 03/15/2022	2,382,000	2,697,615
Mohegan Tribal Gaming Authority, Sr. Unsec. Gtd. Global Notes, 9.75%, 09/01/2021	3,819,000	4,019,497
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Unsec. Global Notes, 5.38%, 03/15/2022	719,000	731,583
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2025(b)	3,270,000	3,175,988
		26,047,215

Commercial Printing–0.53%

Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/2022(b)	7,047,000	7,293,645

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Commodity Chemicals–0.72%

Consolidated Energy Finance S.A. (Trinidad), Sr. Unsec. Gtd. Notes, 6.75%, 10/15/2019(b)	$5,580,000	$5,259,150
Koppers Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/2019	4,429,000	4,550,798
		9,809,948

Communications Equipment–0.24%

CommScope Technologies Finance LLC, Sr. Unsec. Notes, 6.00%, 06/15/2025(b)	3,173,000	3,252,325

Construction & Engineering–0.49%

AECOM, Sr. Unsec. Gtd. Global Notes, 5.75%, 10/15/2022	6,405,000	6,677,417

Construction Machinery & Heavy Trucks–2.97%

Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/2019(b)	6,424,000	6,600,660
Commercial Vehicle Group Inc., Sec. Gtd. Second Lien Global Notes, 7.88%, 04/15/2019	11,147,000	11,021,596
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/2024	2,341,000	2,036,670
6.75%, 06/15/2021	3,309,000	3,118,733

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/2021	6,932,000	4,956,380
Oshkosh Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/2022	10,520,000	10,940,800
5.38%, 03/01/2025	1,816,000	1,875,020
		40,549,859

Construction Materials–0.44%

Cemex Finance LLC (Mexico), Sr. Sec. Gtd. Notes, 6.00%, 04/01/2024(b)	300,000	294,375
Unifrax I LLC/Unifrax Holding Co., Sr. Unsec. Gtd. Notes, 7.50%, 02/15/2019 (Acquired 01/31/13-07/28/14, Cost $7,269,713)(b)	7,150,000	5,755,750
		6,050,125

Consumer Finance–1.48%

Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/2025	1,184,000	1,191,400
5.13%, 09/30/2024	18,377,000	19,043,166
		20,234,566

Data Processing & Outsourced Services–1.22%

First Data Corp., Sec. Second Lien Notes, 5.75%, 01/15/2024(b)	2,119,000	2,129,595
Sr. Sec. Gtd. First Lien Notes, 5.00%, 01/15/2024(b)	3,088,000	3,111,160
Sr. Unsec. Gtd. Notes, 7.00%, 12/01/2023(b)	11,242,000	11,410,630
		16,651,385

	Principal Amount	Value

Diversified Banks–0.54%

Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Global Bonds, 6.13%, 12/15/2022	$6,900,000	$7,360,244

Diversified Chemicals–0.76%

Chemours Co. (The), Sr. Unsec. Gtd. Global Notes, 6.63%, 05/15/2023	7,354,000	6,673,755
7.00%, 05/15/2025	325,000	287,625
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/2024(b)	3,515,000	3,374,400
		10,335,780

Diversified Metals & Mining–1.23%

Freeport-McMoRan Inc., Sr. Unsec. Gtd. Global Notes, 3.10%, 03/15/2020	6,292,000	5,796,505
Lundin Mining Corp. (Canada), Sr. Sec. Gtd. First Lien Notes, 7.50%, 11/01/2020(b)	497,000	509,425
7.88%, 11/01/2022(b)	3,283,000	3,348,660
Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	6,863,000	5,902,180
8.00%, 06/01/2021(b)	1,179,000	1,208,475
		16,765,245

Electrical Components & Equipment–1.05%

EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/2023(b)	7,958,000	7,948,052
Sensata Technologies B.V., Sr. Unsec. Gtd. Notes, 4.88%, 10/15/2023(b)	2,715,000	2,748,938
5.00%, 10/01/2025(b)	3,610,000	3,652,129
		14,349,119

Environmental & Facilities Services–1.02%

Advanced Disposal Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/2020	8,844,000	9,175,650
GFL Environmental Inc. (Canada), Sr. Unsec. Notes, 9.88%, 02/01/2021(b)	4,404,000	4,723,290
		13,898,940

Food Distributors–0.37%

US Foods, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/30/2019	4,870,000	5,003,925

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Food Retail–0.43%

1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Gtd. Second Lien Notes, 6.00%, 04/01/2022(b)	$5,696,000	$5,902,480

Forest Products–0.00%

Sino-Forest Corp. (Hong Kong), Sr. Unsec. Gtd. Notes, 6.25%(b)(c)(d)(e)	515,000	2,575

Gas Utilities–1.23%

AmeriGas Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.00%, 05/20/2022	1,850,000	1,958,688
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/2021	6,065,000	5,746,587
Sr. Unsec. Gtd. Notes, 6.75%, 06/15/2023(b)	3,007,000	2,788,993
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 5.50%, 06/01/2024	6,363,000	6,315,277
		16,809,545

General Merchandise Stores–0.31%

Dollar Tree, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 03/01/2023(b)	4,029,000	4,275,776

Health Care Facilities–4.69%

Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/2023	2,000	2,043
Sr. Unsec. Gtd. Notes, 6.50%, 03/01/2024(b)	1,790,000	1,875,025
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2022	7,094,552	6,127,919
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/2021	1,911,000	2,063,880
HCA, Inc., Sr. Sec. Gtd. First Lien Global Notes, 5.88%, 03/15/2022	5,379,000	5,846,301
Sr. Sec. Gtd. First Lien Notes, 5.25%, 04/15/2025	5,995,000	6,208,572
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/2022	5,063,000	5,765,491
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/2025	3,380,000	3,447,600
5.88%, 02/15/2026	2,760,000	2,870,400
HealthSouth Corp., Sr. Unsec. Gtd. Global Notes, 5.75%, 09/15/2025	3,033,000	3,078,495
LifePoint Health, Inc., Sr. Unsec. Gtd. Notes, 5.38%, 05/01/2024(b)	3,379,000	3,408,566
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/2023(b)	8,196,000	8,462,370

	Principal Amount	Value

Health Care Facilities–(continued)

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 6.75%, 02/01/2020	$6,945,000	$6,866,869
6.75%, 06/15/2023	641,000	607,348
8.00%, 08/01/2020	3,049,000	3,125,225
8.13%, 04/01/2022	4,214,000	4,261,407
		64,017,511

Health Care Services–1.57%

DaVita HealthCare Partners Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/2025	6,926,000	6,900,027
MEDNAX, Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/2023(b)	6,337,000	6,479,582
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/2022(b)	1,723,000	1,883,239
Sr. Unsec. Notes, 7.13%, 06/01/2024(b)	5,989,000	6,183,643
		21,446,491

Home Improvement Retail–0.47%

Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/2022(b)	7,221,000	6,480,848

Homebuilding–3.44%

Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/2021(b)	13,428,000	11,900,565
AV Homes, Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 07/01/2019	2,205,000	2,205,000
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/2021	8,825,000	7,666,718
CalAtlantic Group Inc., Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	5,385,000	5,593,669
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. First Lien Notes, 7.25%, 10/15/2020(b)	2,798,000	2,490,220
Sr. Unsec. Gtd. Notes, 8.00%, 11/01/2019(b)	7,465,000	5,225,500
KB Home, Sr. Unsec. Gtd. Notes, 7.50%, 09/15/2022	1,480,000	1,520,700
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 06/01/2025	2,967,000	3,041,175
7.15%, 04/15/2020	2,583,000	2,818,699
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/2023(b)	4,499,000	4,538,366
		47,000,612

Hotels, Resorts & Cruise Lines–0.11%

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 5.25%, 11/15/2022	1,384,000	1,467,040

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Household Products–1.74%

Reynolds Group Issuer Inc./LLC (New Zealand), Sr. Sec. Gtd. First Lien Global Notes, 5.75%, 10/15/2020	$4,704,000	$4,874,520
Sr. Unsec. Gtd. Global Notes, 8.25%, 02/15/2021	5,401,000	5,657,547
9.88%, 08/15/2019	3,800,000	3,956,750

Spectrum Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.75%, 07/15/2025	3,130,000	3,282,588

Springs Industries, Inc., Sr. Sec. Global Notes, 6.25%, 06/01/2021	5,941,000	6,044,967
		23,816,372

Independent Power Producers & Energy Traders–1.65%

AES Andres B.V./ Dominican Power Partners/ Empresa Generadora de Electricidad de Itabo (Dominican Repubic), Sr. Unsec. Gtd. Notes, 7.95%, 05/11/2026(b)	1,686,000	1,707,075

AES Corp. (The), Sr. Unsec. Global Notes, 7.38%, 07/01/2021	3,990,000	4,578,525
Sr. Unsec. Notes, 5.50%, 04/15/2025	3,131,000	3,146,655
6.00%, 05/15/2026	399,000	406,481

Calpine Corp., Sr. Sec. Gtd. First Lien Notes, 5.88%, 01/15/2024(b)	696,000	732,540
Sr. Unsec. Global Notes, 5.38%, 01/15/2023	7,058,000	6,952,130
5.50%, 02/01/2024	3,389,000	3,295,802

Red Oak Power LLC, Series A, Sr. Sec. First Lien Ltd. Bonds, 8.54%, 11/30/2019	1,666,941	1,671,109
		22,490,317

Industrial Machinery–0.40%

Optimas OE Solutions Holding, LLC/Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/2021(b)	4,308,000	3,231,000

Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/2020(b)	2,325,000	2,287,219
		5,518,219

Integrated Oil & Gas–0.28%

California Resources Corp., Sec. Gtd. Second Lien Notes, 8.00%, 12/15/2022(b)	5,200,000	3,796,000

Integrated Telecommunication Services–2.07%

CenturyLink, Inc., Series Y, Sr. Unsec. Global Notes, 7.50%, 04/01/2024	3,040,000	3,032,108

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Cequel Communications Holdings I, LLC/ Capital Corp., Sr. Sec. First Lien Notes, 7.75%, 07/15/2025(b)	$400,000	$416,500

Frontier Communications Corp., Sr. Unsec. Notes, 8.88%, 09/15/2020(b)	2,226,000	2,379,038
10.50%, 09/15/2022(b)	2,255,000	2,356,475
11.00%, 09/15/2025(b)	3,041,000	3,109,422

GCI, Inc., Sr. Unsec. Global Notes, 6.88%, 04/15/2025	4,115,000	4,197,300

GTH Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 7.25%, 04/26/2023(b)	3,434,000	3,490,661

Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/2024(b)	9,253,000	9,299,265
		28,280,769

Internet Software & Services–1.16%

CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/2022	6,731,000	7,168,515

Equinix, Inc., Sr. Unsec. Notes, 5.38%, 04/01/2023	1,918,000	1,987,527
5.75%, 01/01/2025	500,000	523,750
5.88%, 01/15/2026	3,957,000	4,135,065

Match Group, Inc., Sr. Unsec. Notes, 6.38%, 06/01/2024(b)	2,020,000	2,070,500
		15,885,357

Leisure Facilities–0.16%

Cedar Fair L.P./Canada’s Wonderland Co./Magnum Management Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 06/01/2024	2,150,000	2,246,750

Leisure Products–0.50%

Vista Outdoor Inc., Sr. Unsec. Gtd. Notes, 5.88%, 10/01/2023(b)	6,550,000	6,877,500

Marine–0.63%

Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. First Lien Mortgage Notes, 8.13%, 11/15/2021 (Acquired 10/29/13-07/16/15, Cost $10,385,610)(b)	10,419,000	8,647,770

Metal & Glass Containers–1.33%

Ardagh Packaging Finance PLC / Ardagh Holdings USA Inc (Ireland), Sr. Unsec. Gtd. Notes, 7.25%, 05/15/2024(b)	2,565,000	2,622,712

Ball Corp., Sr. Unsec. Gtd. Global Bonds, 5.00%, 03/15/2022	2,984,000	3,129,470

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Metal & Glass Containers–(continued)

Berry Plastics Corp., Sec. Gtd. Second Lien Notes, 6.00%, 10/15/2022(b)	$586,000	$605,778
Sr. Sec. Gtd. Second Lien Notes, 5.50%, 05/15/2022	4,097,000	4,225,031
Coveris Holding Corp., Sr. Unsec. Gtd. Notes, 10.00%, 06/01/2018(b)	4,468,000	4,546,190
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/2019(b)	3,048,000	2,994,660
		18,123,841

Movies & Entertainment–0.24%

Pinnacle Entertainment, Inc., Sr. Unsec. Bonds, 5.63%, 05/01/2024(b)	3,383,000	3,340,713

Oil & Gas Equipment & Services–0.18%

Weatherford International Ltd., Sr. Unsec. Gtd. Global Notes, 5.13%, 09/15/2020	3,023,000	2,463,745

Oil & Gas Exploration & Production–7.86%

Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/2021	3,669,000	3,595,620
5.63%, 06/01/2023	269,000	264,293
6.00%, 12/01/2020	7,567,000	7,567,000
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 9.88%, 10/01/2020(c)	7,513,000	3,568,675
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/2024	4,243,000	4,325,520
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2022	7,184,000	7,237,880
5.50%, 04/01/2023	10,458,000	10,510,290
Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/2021	5,930,000	6,152,375
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/2022	6,758,000	4,865,760
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/2021	7,951,000	8,467,815
Newfield Exploration Co., Sr. Unsec. Global Notes, 5.63%, 07/01/2024	9,708,000	9,732,270
Oasis Petroleum Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/2022(b)	1,361,000	1,252,120
6.88%, 01/15/2023	3,554,000	3,234,140
Parsley Energy LLC/Parsley Finance Corp., Sr. Unsec. Notes, 7.50%, 02/15/2022(b)	5,263,000	5,578,780
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/2023	7,857,000	7,346,295

	Principal Amount	Value

Oil & Gas Exploration & Production–(continued)
Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/2022	$2,235,000	$2,100,900
RSP Permian, Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/01/2022	9,448,000	9,814,110
SM Energy Co., Sr. Unsec. Global Notes, 6.13%, 11/15/2022	1,319,000	1,213,480
6.50%, 01/01/2023	2,313,000	2,127,960
Whiting Petroleum Corp., Sr. Unsec. Gtd. Global Notes, 6.25%, 04/01/2023	3,562,000	2,956,460
WPX Energy Inc., Sr. Unsec. Global Notes, 6.00%, 01/15/2022	5,957,000	5,405,977
		107,317,720

Oil & Gas Refining & Marketing–0.49%

MPLX LP, Sr. Unsec. Gtd. Notes, 4.88%, 06/01/2025(b)	2,641,000	2,508,950
5.50%, 02/15/2023(b)	4,165,000	4,123,350
		6,632,300

Oil & Gas Storage & Transportation–2.92%

Energy Transfer Equity, L.P., Sr. Sec. First Lien Notes, 5.88%, 01/15/2024	4,849,000	4,521,692
Sabine Pass Liquefaction, LLC, Sr. Sec. First Lien Global Notes, 5.63%, 04/15/2023	4,010,000	4,040,075
5.63%, 03/01/2025	5,249,000	5,262,122
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Bonds, 5.25%, 05/01/2023	937,000	885,465
Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/2021	7,101,000	7,225,267
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/2020	2,460,000	1,980,300
Tesoro Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 04/01/2024	1,856,000	1,860,640
Sr. Unsec. Gtd. Notes, 5.38%, 10/01/2022	715,000	723,938
Tesoro Logistics L.P./Tesoro Logistics Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 10/15/2021	6,408,000	6,600,240
6.25%, 10/15/2022	559,000	579,963
6.38%, 05/01/2024	3,155,000	3,265,425
Williams Partners L.P., Sr. Unsec. Notes, 4.00%, 11/15/2021	3,100,000	2,865,563
		39,810,690

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Other Diversified Financial Services–0.25%

Lincoln Finance Ltd. (Netherlands), Sr. Sec. Gtd. Notes, 7.38%, 04/15/2021(b)	$3,177,000	$3,418,063

Packaged Foods & Meats–1.85%

FAGE Dairy Industry S.A./FAGE USA Dairy Industry, Inc. (Greece), Sr. Unsec. Gtd. Notes, 9.88%, 02/01/2020(b)	6,093,000	6,314,176
JBS Investments GmbH (Brazil), Sr. Unsec. Gtd. Notes, 7.25%, 04/03/2024(b)	2,595,000	2,682,581
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/2024(b)	2,145,000	2,203,988
JBS USA LLC/JBS USA Finance Inc. (Brazil), Sr. Unsec. Gtd. Notes, 8.25%, 02/01/2020(b)	5,000	5,225
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 01/15/2024(b)	1,857,000	1,963,778
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	4,204,000	4,424,710
TreeHouse Foods, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/15/2024(b)	7,251,000	7,667,932
		25,262,390

Paper Packaging–0.20%

Graphic Packaging International Inc., Sr. Unsec. Gtd. Notes, 4.88%, 11/15/2022	2,605,000	2,709,200

Paper Products–0.48%

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 4.50%, 02/01/2023	3,565,000	3,529,350
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/2020	2,999,000	3,043,985
		6,573,335

Personal Products–0.13%

NBTY, Inc., Sr. Unsec. Notes, 7.63%, 05/15/2021(b)	1,775,000	1,819,375

Pharmaceuticals–2.06%

Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/2023(b)	4,605,000	4,317,187
9.50%, 10/21/2022(b)	2,135,000	2,140,337
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	2,405,000	2,245,669
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 07/15/2023(b)	2,215,000	1,963,044

	Principal Amount	Value

Pharmaceuticals–(continued)

Mallinckrodt International Finance S.A./Mallinckrodt CB LLC, Sr. Unsec. Gtd. Notes, 5.63%, 10/15/2023(b)	$1,735,000	$1,639,575
Quintiles Transnational Corp., Sr. Unsec. Gtd. Notes, 4.88%, 05/15/2023(b)	1,353,000	1,369,913
Valeant Pharmaceuticals International, Inc., Sr. Unsec. Gtd. Notes, 5.50%, 03/01/2023(b)	3,692,000	3,092,050
5.63%, 12/01/2021(b)	4,861,000	4,156,155
5.88%, 05/15/2023(b)	2,027,000	1,717,883
6.75%, 08/15/2018(b)	2,930,000	2,878,725
REGS, Sr. Unsec. Gtd. Euro Notes, 6.13%, 04/15/2025(b)	3,030,000	2,541,412
		28,061,950

Restaurants–0.52%

Carrols Restaurant Group, Inc., Sec. Gtd. Second Lien Global Notes, 8.00%, 05/01/2022	6,492,000	7,051,935

Semiconductors–0.47%

Micron Technology, Inc., Sr. Unsec. Notes, 5.25%, 08/01/2023(b)	4,278,000	3,657,690
5.25%, 01/15/2024(b)	1,073,000	906,685
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 4.63%, 06/01/2023(b)	1,891,000	1,909,910
		6,474,285

Specialized Consumer Services–0.65%

ServiceMaster Co., LLC (The), Sr. Unsec. Notes, 7.45%, 08/15/2027	8,454,000	8,876,700

Specialized Finance–3.64%

Aircastle Ltd., Sr. Unsec. Notes, 5.00%, 04/01/2023	5,568,000	5,721,120
5.50%, 02/15/2022	5,535,000	5,880,938
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/2022	11,287,000	11,569,175
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/2020	6,147,000	6,254,572
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.88%, 08/15/2022	2,266,000	2,469,232
Sr. Unsec. Notes, 8.25%, 12/15/2020	9,825,000	11,562,797
MSCI Inc., Sr. Unsec. Gtd. Notes, 5.25%, 11/15/2024(b)	6,092,000	6,305,220
		49,763,054

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount	Value

Specialized REIT’s–0.31%

GLP Capital LP/GLP Financing II Inc., Sr. Unsec. Gtd. Notes, 5.38%, 04/15/2026	$4,006,000	$4,186,270

Specialty Chemicals–1.52%

GCP Applied Technologies Inc., Sr. Unsec. Gtd. Notes, 9.50%, 02/01/2023(b)	4,490,000	5,000,737
Kraton Polymers LLC/Kraton Polymers Capital Corp., Sr. Unsec. Gtd. Notes, 10.50%, 04/15/2023(b)	5,495,000	5,852,175
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/2023	6,167,000	6,305,757
PQ Corp., Sr. Sec. Gtd. First Lien Notes, 6.75%, 11/15/2022(b)	3,446,000	3,596,763
		20,755,432

Steel–1.15%

ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 08/05/2020	5,485,000	5,731,825
Steel Dynamics, Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/2024	7,846,000	8,140,225
United States Steel Corp., Sr. Sec. First Lien Notes, 8.38%, 07/01/2021(b)	1,832,000	1,896,120
		15,768,170

Technology Hardware, Storage & Peripherals–0.26%

Western Digital Corp., Sr. Sec. Gtd. Notes, 7.38%, 04/01/2023(b)	3,415,000	3,567,608

Trading Companies & Distributors–1.41%

Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Notes, 5.13%, 06/01/2022(b)	3,257,000	3,045,295
6.38%, 04/01/2024(b)	5,303,000	5,117,395
Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/2019	3,817,000	3,879,026
United Rentals North America Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/2025	605,000	596,681
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/2023	6,360,000	6,598,500
		19,236,897

Trucking–0.49%

OPE KAG Finance Sub Inc., Sr. Unsec. Notes, 7.88%, 07/31/2023(b)	6,532,000	6,629,980

	Principal Amount	Value

Wireless Telecommunication Services–5.01%

Altice Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/2022(b)	$12,078,000	$12,304,462
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 05/15/2022(b)	1,720,000	1,768,375
Digicel Group Ltd. (Jamaica), Sr. Unsec. Notes, 8.25%, 09/30/2020(b)	3,525,000	3,075,563
Digicel Ltd. (Jamaica), Sr. Unsec. Gtd. Notes, 6.75%, 03/01/2023(b)	5,200,000	4,602,000
SBA Communications Corp., Sr. Unsec. Global Notes, 4.88%, 07/15/2022	7,921,000	8,000,210
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	4,845,000	5,159,925
T-Mobile USA, Inc., Sr. Unsec. Gtd. Global Bonds, 6.50%, 01/15/2026	4,842,000	5,144,625
6.84%, 04/28/2023	543,000	578,295
Sr. Unsec. Gtd. Global Notes, 6.38%, 03/01/2025	8,707,000	9,185,885
6.63%, 04/01/2023	8,318,000	8,837,875
Sr. Unsec. Gtd. Notes, 6.00%, 04/15/2024	1,372,000	1,433,740
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Second Lien Notes, 7.38%, 04/23/2021(b)	4,905,000	4,672,012
Sr. Sec. Gtd. First Lien Notes, 4.75%, 07/15/2020(b)	1,150,000	1,132,750
REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.50%, 04/30/2020(b)	2,400,000	2,478,000
		68,373,717
Total U.S. Dollar Denominated Bonds and Notes (Cost $1,225,722,693)		1,234,569,359

Non-U.S. Dollar Denominated Bonds & Notes–3.79%(f)

Auto Parts & Equipment–0.10%

Alliance Automotive Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 6.25%, 12/01/2021(b)	EUR 1,100,000	1,313,755

Cable & Satellite–0.53%

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 4.88%, 01/15/2027(b)	GBP 1,200,000	1,653,205
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 5.13%, 01/15/2025(b)	GBP 2,050,000	2,907,508
Sr. Unsec. Gtd. Euro Notes, 7.00%, 04/15/2023(b)	GBP 1,700,000	2,585,305
		7,146,018

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

	Principal Amount		Value

Casinos & Gaming–0.21%

Gala Electric Casinos PLC (United Kingdom), REGS, Sec. Gtd. Second Lien Euro Notes, 11.50%, 06/01/2019(b)	GBP	1,368,182	$2,065,824
Gala Group Finance PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 8.88%, 09/01/2018(b)	GBP	579,544	867,519
			2,933,343

Department Stores–0.29%

Debenhams PLC (United Kingdom), Sr. Unsec. Gtd. Euro Notes, 5.25%, 07/15/2021(b)	GBP	2,700,000	3,956,165

Diversified Support Services–0.37%

AA Bond Co. Ltd. (United Kingdom), Sec. Ltd. Second Lien Notes, 5.50%, 07/31/2022(b)	GBP	1,500,000	2,142,653
La Financière Atalian S.A. (France), Sr. Unsec. Gtd. Bonds, 7.25%, 01/15/2020(b)	EUR	2,500,000	2,988,657
			5,131,310

Health Care Services–0.25%

Synlab Bondco PLC (United Kingdom), REGS, Sr. Sec. Gtd. First Lien Euro Notes, 6.25%, 07/01/2022(b)	EUR	1,405,000	1,653,013
Synlab Unsecured Bondco PLC (United Kingdom), REGS, Sr. Unsec. Euro Bonds, 8.25%, 07/01/2023(b)	EUR	1,555,000	1,781,915
			3,434,928

Hotels, Resorts & Cruise Lines–0.41%

Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/2021(b)	EUR	2,252,000	2,556,223
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/2017	GBP	2,030,000	3,116,707
			5,672,930

	Principal Amount		Value

Industrial Machinery–0.24%

SIG Combibloc Holdings S.C.A. (Luxembourg), Sr. Sec. Gtd. Notes, 7.75%, 02/15/2023(b)	EUR	800,000	$955,516
REGS, Sr. Sec. Gtd. Euro Notes, 7.75%, 02/15/2023(b)	EUR	2,000,000	2,388,789
			3,344,305

IT Consulting & Other Services–0.03%

Interxion Holding N.V. (Netherlands), Sr. Sec. Gtd. First Lien Notes, 6.00%, 07/15/2020(b)	EUR	350,000	410,731

Leisure Facilities–0.26%

Cirsa Funding Luxembourg S.A. (Spain), Sr. Unsec. Gtd. Bonds, 5.75%, 05/15/2021(b)	EUR	2,000,000	2,298,806
REGS, Sr. Unsec. Gtd. Euro Notes, 5.88%, 05/15/2023(b)	EUR	1,050,000	1,196,331
			3,495,137

Movies & Entertainment–0.36%

Entertainment One Ltd. (Canada), Sr. Sec. Gtd. First Lien Bonds, 6.88%, 12/15/2022(b)	GBP	3,175,000	4,863,018

Multi-Sector Holdings–0.20%

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. First Lien Notes, 9.00%, 08/01/2018(b)	GBP	630,000	948,731
REGS, Sr. Sec. Gtd. First Lien Medium-Term Euro Notes, 9.00%, 08/01/2018(b)	GBP	1,159,000	1,745,363
			2,694,094

Packaged Foods & Meats–0.32%

Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/2021(b)	GBP	2,900,000	4,342,497

Paper Packaging–0.22%

M&G Finance Luxembourg S.A. (Luxembourg), Jr. Unsec. Gtd. Sub. Euro Notes, 5.41%(e)(g)	EUR	4,100,000	2,965,402
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $50,738,010)			51,703,633

See accompanying notes which are an integral part of this schedule.

                                  Invesco High Yield Fund

	Shares		Value

Common Stocks & Other Equity Interests–0.62%

Automobile Manufacturers–0.55%

General Motors Co. (h)		137,102	$4,288,551
General Motors Co. -Wts. expiring 07/10/16(h)(i)		84,480	1,790,131
General Motors Co. -Wts. expiring 07/10/19(h)(i)		84,480	1,112,602
Motors Liquidation Co. GUC Trust		21,555	247,882
			7,439,166

Broadcasting–0.00%

Adelphia Communications Corp. (i)(j)		50,250	25,125
Adelphia Recovery Trust – Series ACC-1 (j)		4,846,549	10,178
Adelphia Recovery Trust -Series Arahova (b)(j)		2,211,702	22,338
			57,641

Integrated Telecommunication Services–0.07%

Largo Ltd. -Class A (Luxembourg) (Acquired 08/27/09-06/15/10, Cost $9,406,410)(b)(i)	EUR	312,510	93,874
Largo Ltd. -Class B (Luxembourg) (Acquired 12/09/10, Cost $3,730,351) (b)(i)	EUR	2,812,600	844,873
Ventelo, Inc. (United Kingdom)(b)(i)		73,021	0
			938,747

Leisure Products–0.00%

HF Holdings, Inc. (b)(i)		36,820	0
Total Common Stocks & Other Equity Interests (Cost $35,258,810)			8,435,554

Money Market Funds–5.47%

Liquid Assets Portfolio –Institutional Class, 0.44% (k)		37,346,378	37,346,378
Premier Portfolio –Institutional Class, 0.39% (k)		37,346,378	37,346,378
Total Money Market Funds (Cost $74,692,756)			74,692,756
TOTAL INVESTMENTS–100.27% (Cost $1,386,412,269)			1,369,401,302
OTHER ASSETS LESS LIABILITIES–(0.27)%			(3,635,575)
NET ASSETS–100.00%			$1,365,765,727

Investment Abbreviations:

EUR	—Euro
GBP	—British Pound
Gtd.	—Guaranteed
Jr.	—Junior
REGS	—Regulation S
REIT	—Real Estate Investment Trust
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured
Wts.	—Warrants

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $606,809,745, which represented 44.43% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at May 31, 2016 was $3,571,250, which represented less than 1% of the Fund’s Net Assets.

(d)	Acquired as part of the Sino-Forest Corp. reorganization.

(e)	Perpetual bond with no specified maturity date.

(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(h)	Acquired as part of the General Motors reorganization.

(i)	Non-income producing security.

(j)	Acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Variable rate senior loan interests are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

                                 Invesco High Yield Fund

A.	Security Valuations – (continued)

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco High Yield Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the

F.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). A swap agreement may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference

                                 Invesco High Yield Fund

F. Swap Agreements – (continued)

entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

G.	Other Risks – The Fund invests in corporate loans from U.S. or non-U.S. companies (the “Borrowers”). The investment of the Fund in a corporate loan may take the form of participation interests or assignments. If the Fund purchases a participation interest from a syndicate of lenders (“Lenders”) or one of the participants in the syndicate (“Participant”), one or more of which administers the loan on behalf of all the Lenders (the “Agent Bank”), the Fund would be required to rely on the Lender that sold the participation interest not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the corporate loans. As such, the Fund is subject to the credit risk of the Borrower and the Participant. Lenders and Participants interposed between the Fund and a Borrower, together with Agent Banks, are referred to as “Intermediate Participants”.
H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

                                 Invesco High Yield Fund

I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$82,131,922	$971,263	$25,125	$83,128,310
Corporate Debt Securities	—	1,234,566,784	2,575	1,234,569,359
Foreign Debt Securities	—	51,703,633	—	51,703,633
	82,131,922	1,287,241,680	27,700	1,369,401,302
Forward Foreign Currency Contracts*	—	(813,340)	—	(813,340)
Total Investments	$82,131,922	$1,286,428,340	$27,700	$1,368,587,962
*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts	$200,376	$(1,013,716)

                                 Invesco High Yield Fund

Effect of Derivative Investments for the three months ended May 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain:
Credit risk	$—	$2,595,339
Currency risk	$1,571,907	—
Change in Net Unrealized Appreciation (Depreciation):
Credit risk	—	(145,365)
Currency risk	(3,164,007)	—
Total	$(1,592,100)	$2,449,974

The table below summarizes the three month average notional value of forward foreign currency contracts and the two month average notional value of swap agreements outstanding.

	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$66,068,776	$63,635,000

Open Forward Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)
06/10/2016	CIBC World Markets Corp.	EUR	2,556,919	USD	2,891,389	$2,845,793	$45,596
06/10/2016	Citigroup Global Markets Inc.	GBP	24,025,702	USD	34,079,256	34,800,395	(721,139)
06/10/2016	Citigroup Global Markets Inc.	USD	3,818,364	GBP	2,685,216	3,889,442	71,078
06/10/2016	Deutsche Bank Securities Inc.	EUR	516,344	USD	584,708	574,679	10,029
06/10/2016	Deutsche Bank Securities Inc.	USD	465,527	EUR	408,000	454,095	(11,432)
06/10/2016	Deutsche Bank Securities Inc.	USD	376,579	EUR	330,000	367,283	(9,296)
06/10/2016	Deutsche Bank Securities Inc.	USD	4,466,281	GBP	3,134,320	4,539,954	73,673
06/10/2016	Goldman Sachs International	EUR	18,277,482	USD	20,098,705	20,342,429	(243,724)
06/10/2016	Goldman Sachs International	USD	2,017,322	EUR	1,787,276	1,989,197	(28,125)
Total Forward Foreign Currency Contracts—Currency Risk							$(813,340)

Currency Abbreviations:

EUR	— Euro
GBP	— British Pound Sterling
USD	— U.S. Dollar

                                 Invesco High Yield Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $377,637,272 and $304,184,869, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,150,774
Aggregate unrealized (depreciation) of investment securities	(94,257,008)
Net unrealized appreciation (depreciation) of investment securities	$(23,106,234)
Cost of investments for tax purposes is $1,392,507,536.

                                 Invesco High Yield Fund

Invesco Real Estate Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	REA-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2016

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.93%

Apartments–13.30%

American Campus Communities, Inc.	667,900	$31,404,658
Apartment Investment & Management Co. -Class A	823,105	35,105,428
AvalonBay Communities, Inc.	599,381	107,816,655
Equity Residential	569,405	39,408,520
Essex Property Trust, Inc.	235,796	53,579,925
Post Properties, Inc.	302,928	18,348,349
		285,663,535

Data Centres–6.21%

CyrusOne Inc.	675,210	33,294,605
Digital Realty Trust, Inc.	33,121	3,161,399
Equinix, Inc.	209,134	75,706,508
QTS Realty Trust, Inc. -Class A	409,825	21,175,658
		133,338,170

Diversified–4.95%

BGP Holdings PLC (Malta) (Acquired 08/06/2009; Cost $0)(b)(c)	3,547,941	0
Vornado Realty Trust	1,015,286	96,980,119
Washington REIT	318,179	9,427,644
		106,407,763

Freestanding–1.99%

National Retail Properties Inc.	133,314	6,043,124
Realty Income Corp.	611,960	36,772,676
		42,815,800

Health Care–9.77%

Brookdale Senior Living Inc. (c)	1,427,672	25,612,436
Care Capital Properties, Inc.	976,610	25,382,094
HCP, Inc.	2,060,132	67,716,539
Healthcare Realty Trust, Inc.	1,401,617	44,557,404
Ventas, Inc.	90,086	5,975,404
Welltower Inc.	589,275	40,606,940
		209,850,817

Industrial/Office: Industrial–6.10%

Cabot Industrial Value Fund II LP (Acquired 11/10/2005-05/12/2009; Cost $3,266,500)(b)(d)	6,533	3,922,871
DCT Industrial Trust Inc.	415,730	17,930,435
Exeter Industrial Value Fund LP (Acquired 11/06/2007-04/18/2011; Cost $3,554,748)(b)(d)	4,185,000	1,320,405
First Industrial Realty Trust, Inc.	618,728	15,319,705
Prologis, Inc.	1,585,487	75,358,197
Rexford Industrial Realty, Inc.	861,981	17,153,422
		131,005,035

	Shares	Value

Industrial/Office: Office–11.80%

Boston Properties, Inc.	619,855	$77,872,384
Brandywine Realty Trust	1,350,016	21,316,753
BRCP Realty II LP (Acquired 10/02/2006-04/04/2011; Cost $4,646,429)(b)(c)(d)	4,646,429	2,301,734
BRCP Realty LP (Acquired 05/29/2003-05/29/2008; Cost $921,277)(b)	2,789,299	170,943
Cousins Properties, Inc.	2,363,354	25,382,422
Empire State Realty Trust Inc. -Class A	584,382	11,074,039
Hudson Pacific Properties Inc.	1,545,199	43,435,544
Liberty Property Trust	542,715	20,254,124
Paramount Group, Inc.	681,921	11,169,866
SL Green Realty Corp.	400,218	40,566,095
		253,543,904

Infrastructure–9.03%

American Tower Corp.	1,032,766	109,245,987
Crown Castle International Corp.	838,102	76,108,043
InfraREIT Inc.	508,768	8,735,547
		194,089,577

Lodging-Resorts–4.80%

DiamondRock Hospitality Co.	2,678,770	23,948,204
Hilton Worldwide Holdings Inc.	1,597,730	33,200,829
Host Hotels & Resorts Inc.	1,624,056	25,010,462
Sunstone Hotel Investors, Inc.	1,747,318	21,037,709
		103,197,204

Manufactured Homes–1.04%

Equity Lifestyle Properties, Inc.	303,886	22,274,844

Regional Malls–10.31%

General Growth Properties, Inc.	1,837,933	49,385,260
Simon Property Group, Inc.	870,794	172,103,726
		221,488,986

Self Storage Facilities–6.35%

CubeSmart	105,366	3,354,854
Extra Space Storage Inc.	457,555	42,538,888
Public Storage	356,966	90,565,844
		136,459,586

Shopping Centers–7.46%

Acadia Realty Trust	376,359	12,758,570
Brixmor Property Group, Inc.	1,588,653	40,113,488
Federal Realty Investment Trust	207,866	31,842,993
Retail Opportunity Investments Corp.	1,866,501	37,740,650
Weingarten Realty Investors	1,005,767	37,847,012
		160,302,713

Single Family Homes–0.79%

American Homes 4 Rent -Class A	922,156	16,912,341

See accompanying notes which are an integral part of this schedule.

                                 Invesco Real Estate Fund

	Shares	Value

Specialty Properties–0.65%

EPR Properties	195,498	$13,935,097

Timber REIT’S–3.38%

Weyerhaeuser Co.	2,301,703	72,503,645
Total Common Stocks & Other Equity Interests (Cost $1,685,554,821)		2,103,789,017

Money Market Funds–2.24%

Liquid Assets Portfolio –Institutional Class, 0.44% (e)	24,116,303	24,116,303
Premier Portfolio –Institutional Class, 0.39% (e)	24,116,304	24,116,304
Total Money Market Funds (Cost $48,232,607)		48,232,607
TOTAL INVESTMENTS–100.17% (Cost $1,733,787,428)		2,152,021,624
OTHER ASSETS LESS LIABILITIES–(0.17)%		(3,659,698)

NET ASSETS–100.00%		$2,148,361,926

Investment Abbreviations:

REIT     — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Property type classifications used in this report are generally according to FSTE National Association of Real Estate Investment Trusts (“NAREIT”) Equity REITs Index, which is exclusively owned by NAREIT.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $7,715,953, which represented less than 1% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The Fund has a remaining commitment to purchase additional interests, which are subject to the terms of the limited partnership agreements for the following securities:

Security	Remaining Commitment	Percent Ownership
Exeter Industrial Value Fund LP	$ 315,000	1.26%
Cabot Industrial Value Fund II LP	233,500	0.80
BRCP Realty II LP	176,786	0.73

(e)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                 Invesco Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco Real Estate Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

                                 Invesco Real Estate Fund

D.	Foreign Currency Translations – (continued)

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,144,305,671	$—	$7,715,953	$2,152,021,624

                                 Invesco Real Estate Fund

NOTE 3 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $386,642,680 and $414,729,395, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$458,172,948
Aggregate unrealized (depreciation) of investment securities	(47,468,591)
Net unrealized appreciation of investment securities	$410,704,357
Cost of investments for tax purposes is $1,741,317,267.

                                 Invesco Real Estate Fund

Invesco Short Duration Inflation Protected Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	SDIP-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Securities–99.75%

U.S. Treasury Inflation - Indexed Notes–99.75%(a)

U.S. Treasury Inflation - Indexed Notes	2.63%	07/15/2017	$4,777	$4,986,261
U.S. Treasury Inflation - Indexed Notes	1.63%	01/15/2018	5,543	5,752,584
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2018	15,220	15,408,819
U.S. Treasury Inflation - Indexed Notes	1.38%	07/15/2018	4,910	5,140,609
U.S. Treasury Inflation - Indexed Notes	2.13%	01/15/2019	4,856	5,191,705
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2019	15,021	15,238,694
U.S. Treasury Inflation - Indexed Notes	1.88%	07/15/2019	5,027	5,412,180
U.S. Treasury Inflation - Indexed Notes	1.38%	01/15/2020	6,206	6,576,857
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2020	15,050	15,242,322
U.S. Treasury Inflation - Indexed Notes	1.25%	07/15/2020	10,501	11,184,309
U.S. Treasury Inflation - Indexed Notes	1.13%	01/15/2021	11,859	12,542,134
U.S. Treasury Inflation - Indexed Notes	0.13%	04/15/2021	4,775	4,829,131
TOTAL INVESTMENTS–99.75% (Cost $106,177,434)				107,505,605
OTHER ASSETS LESS LIABILITIES–0.25%				272,361
NET ASSETS–100.00%				$107,777,966

Notes to Schedule of Investments:

(a)	Principal amount of security and interest payments are adjusted for inflation. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Short Duration Inflation Protected Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Securities Purchased on a When-Issued and Delayed Delivery Basis – The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.
D.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

Invesco Short Duration Inflation Protected Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2016, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 3 — Investment Securities

The aggregate amount of long-term U.S. government obligations purchased and sold by the Fund during the three months ended May 31, 2016 was $20,417,304 and $20,034,267, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,023,023
Aggregate unrealized (depreciation) of investment securities	(45,923)
Net unrealized appreciation of investment securities	$977,100
Cost of investments for tax purposes is $106,528,505.

Invesco Short Duration Inflation Protected Fund

Invesco Short Term Bond Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	STB-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments(a)

May 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–64.19%

Aerospace & Defense–0.53%

L-3 Communications Corp., Sr. Unsec. Gtd. Global Notes, 3.95%, 11/15/2016	$800,000	$809,289
Lockheed Martin Corp., Sr. Unsec. Global Notes, 1.85%, 11/23/2018	4,286,000	4,326,655
		5,135,944

Airlines–1.18%

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Second Lien Pass Through Ctfs., 7.00%, 01/31/2018(b)	111,075	116,379
Series 2013-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 4.95%, 01/15/2023	1,235,031	1,326,886
Series 2015-2, Class B, Sec. Third Lien Pass Through Ctfs., 4.40%, 09/22/2023	2,262,000	2,274,724
Continental Airlines Pass Through Trust, Series 2009-2, Class A, Sr. Sec. First Lien Global Pass Through Ctfs., 7.25%, 11/10/2019	3,011,836	3,412,786
Series 2010-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.00%, 01/12/2019	679,826	713,392
Delta Air Lines Pass Through Trust, Series 2012-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.88%, 05/07/2019(b)	3,329,505	3,602,108
		11,446,275

Apparel Retail–0.33%

L Brands, Inc., Sr. Unsec. Notes, 6.90%, 07/15/2017	3,000,000	3,176,250

Asset Management & Custody Banks–0.29%

Bank of New York Mellon Corp. (The), Series G, Sr. Unsec. Notes, 2.20%, 05/15/2019	2,784,000	2,832,392

Auto Parts & Equipment–0.14%

Johnson Controls, Inc., Sr. Unsec. Global Notes, 1.40%, 11/02/2017	1,350,000	1,349,093

Automobile Manufacturers–6.27%

BMW US Capital, LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 04/11/2019(b)	6,533,000	6,525,418
Daimler Finance North America LLC (Germany), Sr. Unsec. Gtd. Notes, 2.00%, 08/03/2018(b)	5,000,000	5,045,185
3.88%, 09/15/2021(b)	3,136,000	3,368,760

	Principal Amount	Value

Automobile Manufacturers–(continued)

Ford Motor Credit Co. LLC, Sr. Unsec. Global Notes, 1.68%, 09/08/2017	$5,000,000	$5,007,455
2.55%, 10/05/2018	3,000,000	3,040,044
2.02%, 05/03/2019	6,035,000	6,014,861
General Motors Co., Sr. Unsec. Global Notes, 3.50%, 10/02/2018	8,700,000	8,950,125
General Motors Financial Co., Inc., Sr. Unsec. Gtd. Global Notes, 2.40%, 05/09/2019	4,999,000	4,986,503
Sr. Unsec. Gtd. Notes, 3.00%, 09/25/2017	2,000,000	2,026,250
3.15%, 01/15/2020	2,263,000	2,287,575
Hyundai Capital America, Sr. Unsec. Notes, 2.50%, 03/18/2019(b)	10,000,000	10,140,575
Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 4.25%, 11/15/2019(b)	3,250,000	3,357,250
		60,750,001

Automotive Retail–0.35%

Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/2020	2,171,000	2,390,263
AutoNation, Inc., Sr. Unsec. Gtd. Global Notes, 3.35%, 01/15/2021	968,000	976,921
		3,367,184

Biotechnology–1.36%

AbbVie Inc., Sr. Unsec. Global Notes, 1.80%, 05/14/2018	9,836,000	9,858,874
Celgene Corp., Sr. Unsec. Global Notes, 2.88%, 08/15/2020	3,224,000	3,300,808
		13,159,682

Brewers–1.97%

Anheuser-Busch InBev Finance, Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 2.65%, 02/01/2021	3,321,000	3,378,452
Anheuser-Busch InBev Worldwide Inc. (Belgium), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/2019	13,427,000	15,690,678
		19,069,130

Cable & Satellite–1.81%

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sr. Sec. First Lien Notes, 3.58%, 07/23/2020(b)	17,019,000	17,564,612

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value

Communications Equipment–0.52%

Harris Corp., Sr. Unsec. Global Notes, 2.00%, 04/27/2018	$5,000,000	$4,999,135

Construction & Engineering–0.41%

AECOM Global II, LLC/URS Fox US LP, Sr. Unsec. Gtd. Global Notes, 3.85%, 04/01/2017	4,000,000	3,994,252

Diversified Banks–5.56%

Bank of America Corp., Sr. Unsec. Global Notes, 6.50%, 08/01/2016	165,000	166,464
Series L, Sr. Unsec. Medium-Term Notes, 1.35%, 11/21/2016	9,750,000	9,767,940
Barclays Bank PLC (United Kingdom), Unsec. Sub. Global Notes, 5.14%, 10/14/2020	1,195,000	1,283,461
Citigroup Inc., Sr. Unsec. Notes, 2.50%, 09/26/2018	7,500,000	7,627,999
Series N, Jr. Unsec. Sub. Global Notes, 5.80% (c)	3,185,000	3,105,375
ING Groep N.V. (Netherlands), Jr. Unsec. Sub. Global Notes, 6.00% (c)	3,535,000	3,437,788
JPMorgan Chase & Co., Series 1, Jr. Unsec. Sub. Global Notes, 7.90% (c)	4,000,000	4,100,000
Series V, Jr. Unsec. Sub. Global Notes, 5.00% (c)	1,390,000	1,351,775
Mizuho Bank Ltd. (Japan), Sr. Unsec. Gtd. Notes, 1.70%, 09/25/2017(b)	5,000,000	5,009,147
Nordea Bank AB (Sweden), Jr. Unsec. Sub. Notes, 5.50% (b)(c)	3,140,000	3,085,050
Santander UK PLC (United Kingdom), Sr. Unsec. Global Notes, 3.05%, 08/23/2018	2,700,000	2,781,633
Societe Generale S.A. (France), Jr. Unsec. Sub. Notes, 6.00% (b)(c)	1,750,000	1,610,000
Turkiye Is Bankasi A.S. (Turkey), Sr. Unsec. Notes, 3.88%, 11/07/2017(b)	1,305,000	1,319,216
Voya Financial, Inc., Sr. Unsec. Gtd. Global Notes, 2.90%, 02/15/2018	5,000,000	5,072,420
Wells Fargo & Co., Series K, Jr. Unsec. Sub. Global Notes, 7.98% (c)	4,000,000	4,220,000
		53,938,268

Diversified Metals & Mining–0.20%

Teck Resources Ltd. (Canada), Sr. Unsec. Gtd. Notes, 4.50%, 01/15/2021	2,284,000	1,964,240

	Principal Amount	Value

Drug Retail–1.35%

Walgreens Boots Alliance Inc., Sr. Unsec. Global Notes, 1.75%, 11/17/2017	$4,500,000	$4,522,090
1.75%, 05/30/2018	6,307,000	6,318,337
2.70%, 11/18/2019	2,221,000	2,271,079
		13,111,506

Electric Utilities–2.18%

Exelon Corp., Sr. Unsec. Global Notes, 2.85%, 06/15/2020	4,285,000	4,398,015
Georgia Power Co., Sr. Unsec. Global Bonds, 1.95%, 12/01/2018	6,001,000	6,083,601
Sr. Unsec. Notes, 2.85%, 05/15/2022	3,781,000	3,930,954
Southern Co. (The), Sr. Unsec. Global Notes, 1.55%, 07/01/2018	6,731,000	6,748,972
		21,161,542

Gas Utilities–0.57%

Kinder Morgan Finance Co. LLC, Sr. Unsec. Gtd. Notes, 6.00%, 01/15/2018(b)	5,212,000	5,488,228

General Merchandise Stores–0.23%

Dollar General Corp., Sr. Unsec. Global Notes, 1.88%, 04/15/2018	2,240,000	2,252,591

Gold–0.52%

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 3.63%, 09/01/2016	5,000,000	4,998,550

Health Care Distributors–0.17%

McKesson Corp., Sr. Unsec. Global Notes, 1.40%, 03/15/2018	1,670,000	1,668,294

Health Care Equipment–2.05%

Becton, Dickinson and Co., Sr. Unsec. Global Notes, 1.45%, 05/15/2017	1,405,000	1,408,996
Sr. Unsec. Notes, 1.80%, 12/15/2017	2,500,000	2,512,537
Boston Scientific Corp., Sr. Unsec. Global Notes, 2.65%, 10/01/2018	1,700,000	1,731,685
Stryker Corp., Sr. Unsec. Global Notes, 2.00%, 03/08/2019	9,524,000	9,618,373
Zimmer Biomet Holdings Inc., Sr. Unsec. Global Notes, 2.00%, 04/01/2018	4,631,000	4,653,532
		19,925,123

Health Care REIT’s–0.57%

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 1.55%, 09/26/2016	5,500,000	5,503,757

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value

Health Care Services–1.04%

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 1.25%, 06/02/2017	$5,000,000	$4,995,167
2.25%, 06/15/2019	2,815,000	2,836,305
Laboratory Corp. of America Holdings, Sr. Unsec. Notes, 2.63%, 02/01/2020	2,236,000	2,263,188
		10,094,660

Home Improvement Retail–0.70%

Lowes Cos. Inc., Sr. Unsec. Global Notes, 1.15%, 04/15/2019	6,781,000	6,750,272

Hotels, Resorts & Cruise Lines–0.59%

Carnival Corp., Sr. Unsec. Gtd. Global Notes, 1.88%, 12/15/2017	2,285,000	2,301,824
Wyndham Worldwide Corp., Sr. Unsec. Notes, 2.95%, 03/01/2017	1,000,000	1,008,466
2.50%, 03/01/2018	2,385,000	2,393,561
		5,703,851

Housewares & Specialties–0.73%

Newell Brands Inc., Sr. Unsec. Global Notes, 2.60%, 03/29/2019	7,000,000	7,127,834

Industrial Conglomerates–0.52%

Hutchison Whampoa International (14) Ltd. (Hong Kong), Sr. Unsec. Gtd. Bonds, 1.63%, 10/31/2017(b)	5,000,000	4,999,548

Industrial Machinery–1.25%

Pentair Finance S.A. (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.90%, 09/15/2018	10,000,000	10,008,995
SPX FLOW, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/2017	2,000,000	2,085,000
		12,093,995

Integrated Oil & Gas–1.14%

Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 8.38%, 05/23/2021	1,171,000	1,159,290
Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 1.38%, 05/10/2019	9,616,000	9,546,909
Statoil ASA (Norway), Sr. Unsec. Gtd. Global Notes, 1.80%, 11/23/2016	350,000	351,152
		11,057,351

Integrated Telecommunication Services–0.60%

AT&T Inc., Sr. Unsec. Global Notes, 2.45%, 06/30/2020	4,158,000	4,176,204
Sr. Unsec. Notes, 1.75%, 01/15/2018	1,405,000	1,410,180

	Principal Amount	Value

Integrated Telecommunication Services–(continued)

Telefonica Emisiones S.A.U. (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/2021	$210,000	$236,797
		5,823,181

Internet Retail–0.33%

Amazon.com, Inc., Sr. Unsec. Global Notes, 2.60%, 12/05/2019	3,055,000	3,168,652

Internet Software & Services–1.50%

Alibaba Group Holding Ltd. (China), Sr. Unsec. Gtd. Global Notes, 1.63%, 11/28/2017	10,000,000	9,995,185
Baidu Inc. (China), Sr. Unsec. Global Notes, 2.25%, 11/28/2017	1,940,000	1,951,950
Tencent Holdings Ltd. (China), Sr. Unsec. Notes, 2.00%, 05/02/2017(b)	2,600,000	2,610,488
		14,557,623

Investment Banking & Brokerage–1.79%

Cantor Fitzgerald, L.P., Unsec. Notes, 6.50%, 06/17/2022(b)	4,519,000	4,653,440
Goldman Sachs Group, Inc. (The), Series L, Jr. Unsec. Sub. Notes, 5.70% (c)	2,455,000	2,448,863
Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/2020(b)	2,135,000	2,372,582
Morgan Stanley, Sr. Unsec. Global Notes, 1.88%, 01/05/2018	7,875,000	7,909,579
		17,384,464

Life & Health Insurance–1.71%

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/2021(b)	345,000	377,611
Pricoa Global Funding I, Sr. Sec. Notes, 2.20%, 05/16/2019(b)	5,965,000	6,073,611
Prudential Financial, Inc., Sr. Unsec. Medium-Term Global Notes, 2.30%, 08/15/2018	4,000,000	4,063,836
TIAA Asset Management Finance Co. LLC, Sr. Unsec. Notes, 2.95%, 11/01/2019(b)	6,000,000	6,106,110
		16,621,168

Life Sciences Tools & Services–0.52%

Thermo Fisher Scientific, Inc., Sr. Unsec. Global Notes, 2.15%, 12/14/2018	4,999,000	5,038,625

Managed Health Care–0.52%

Cigna Corp., Sr. Unsec. Notes, 4.50%, 03/15/2021	980,000	1,061,073

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value

Managed Health Care–(continued)

UnitedHealth Group Inc., Sr. Unsec. Global Bonds, 1.70%, 02/15/2019	$2,000,000	$2,012,570
Sr. Unsec. Global Notes, 1.45%, 07/17/2017	2,000,000	2,008,700
		5,082,343

Movies & Entertainment–0.28%

Viacom Inc., Sr. Unsec. Global Notes, 2.50%, 09/01/2018	2,710,000	2,737,297

Office Services & Supplies–0.45%

Steelcase, Inc., Sr. Unsec. Global Bonds, 6.38%, 02/15/2021	3,889,000	4,372,401

Oil & Gas Equipment & Services–1.20%

Petrofac Ltd. (United Kingdom), Sr. Unsec. Gtd. Notes, 3.40%, 10/10/2018(b)	6,801,000	6,597,011
Schlumberger Holdings Corp., Sr. Unsec. Notes, 1.90%, 12/21/2017(b)	5,000,000	5,018,747
		11,615,758

Oil & Gas Exploration & Production–1.25%

Anadarko Petroleum Corp., Sr. Unsec. Notes, 6.38%, 09/15/2017	1,125,000	1,189,353
8.70%, 03/15/2019	1,237,000	1,402,198
4.85%, 03/15/2021	2,700,000	2,803,218
ConocoPhillips Co., Sr. Unsec. Gtd. Global Notes, 4.20%, 03/15/2021	2,406,000	2,552,008
Devon Energy Corp., Sr. Unsec. Global Notes, 2.25%, 12/15/2018	1,305,000	1,256,063
Hess Corp., Sr. Unsec. Global Notes, 1.30%, 06/15/2017	2,961,000	2,959,721
		12,162,561

Oil & Gas Refining & Marketing–0.63%

Chevron Phillips Chemical Co. LLC, Sr. Unsec. Notes, 1.70%, 05/01/2018(b)	6,173,000	6,143,243

Oil & Gas Storage & Transportation–2.83%

Enbridge Inc. (Canada), Sr. Unsec. Notes, 5.60%, 04/01/2017	4,702,000	4,829,991
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 2.55%, 10/15/2019	1,120,000	1,142,378
2.85%, 04/15/2021	1,341,000	1,358,448
Kinder Morgan Energy Partners, L.P., Sr. Unsec. Gtd. Global Notes, 6.50%, 04/01/2020	1,000,000	1,086,237
Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 6.13%, 01/15/2017	6,000,000	6,172,446

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)

Southern Natural Gas Co., L.L.C., Sr. Unsec. Gtd. Notes, 5.90%, 04/01/2017(b)	$8,641,000	$8,882,114
Western Gas Partners L.P., Sr. Unsec. Notes, 2.60%, 08/15/2018	2,350,000	2,276,562
Williams Partners L.P., Sr. Unsec. Notes, 4.13%, 11/15/2020	1,833,000	1,719,583
		27,467,759

Other Diversified Financial Services–1.91%

Athene Global Funding, Sec. Notes, 2.88%, 10/23/2018(b)	8,000,000	7,909,900
Citizens Financial Group, Inc., Jr. Unsec. Sub. Global Bonds, 5.50% (c)	3,900,000	3,753,750
Doric Nimrod Air Alpha Pass Through Trust (Guernsey), Series 2013-1, Class B, Sec. Second Lien Pass Through Ctfs., 6.13%, 11/30/2019(b)	1,940,599	1,964,856
ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.35%, 10/15/2019(b)	2,775,000	2,800,878
USAA Capital Corp., Sr. Unsec. Notes, 2.45%, 08/01/2020(b)	2,000,000	2,043,258
		18,472,642

Packaged Foods & Meats–1.19%

Chiquita Brands International Inc., Sr. Unsec. Conv. Notes, 4.25%, 08/15/2016	7,543,000	7,543,000
Smithfield Foods Inc., Sr. Unsec. Notes, 6.63%, 08/15/2022	3,834,000	4,035,285
		11,578,285

Pharmaceuticals–3.52%

Actavis Funding SCS, Sr. Unsec. Gtd. Global Bonds, 1.30%, 06/15/2017	10,000,000	9,955,980
Bayer US Finance LLC (Germany), Sr. Unsec. Gtd. Notes, 1.50%, 10/06/2017(b)	7,893,000	7,884,732
Mylan N.V., Sr. Unsec. Gtd. Notes, 2.50%, 06/07/2019(b)	7,000,000	6,992,160
3.15%, 06/15/2021(b)	6,288,000	6,280,706
Perrigo Co. PLC, Sr. Unsec. Global Notes, 1.30%, 11/08/2016	3,000,000	2,997,264
		34,110,842

Property & Casualty Insurance–0.91%

Suncorp-Metway Ltd. (Australia), Sr. Unsec. Notes, 2.35%, 04/27/2020(b)	8,805,000	8,807,025

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value

Regional Banks–2.97%

BB&T Corp., Sr. Unsec. Medium-Term Notes, 2.25%, 02/01/2019	$1,250,000	$1,271,914
Branch Banking & Trust Co., Series BKNT, Sr. Unsec. Notes, 1.00%, 04/03/2017	3,300,000	3,301,803
2.30%, 10/15/2018	10,000,000	10,191,405
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Notes, 4.90% (c)	2,000,000	1,752,500
First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/2021	750,000	872,272
PNC Bank, N.A., Series BKNT, Sr. Unsec. Notes, 1.30%, 10/03/2016	6,000,000	6,006,879
SunTrust Banks, Inc., Jr. Unsec. Sub. Notes, 5.63% (c)	5,350,000	5,376,750
		28,773,523

Retail REIT’s–0.36%

Simon Property Group L.P., Sr. Unsec. Notes, 1.50%, 02/01/2018(b)	3,500,000	3,506,563

Semiconductors–1.07%

Freescale Semiconductor Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 01/15/2022(b)	4,000,000	4,237,500
QUALCOMM Inc., Sr. Unsec. Global Notes, 1.40%, 05/18/2018	6,070,000	6,099,546
		10,337,046

Sovereign Debt–1.18%

Argentine Republic Government International Bond (Argentina), Sr. Unsec. Notes, 6.25%, 04/22/2019(b)	10,924,000	11,437,428

Specialized Finance–0.67%

Aviation Capital Group Corp., Sr. Unsec. Notes, 2.88%, 09/17/2018(b)	4,305,000	4,297,914
Moody’s Corp., Sr. Unsec. Global Notes, 2.75%, 07/15/2019	2,150,000	2,201,641
		6,499,555

Specialized REIT’s–0.19%

Crown Castle Towers LLC, Sr. Sec. Gtd. First Lien Notes, 6.11%, 01/15/2020(b)	900,000	994,057
4.88%, 08/15/2020(b)	245,000	265,129
EPR Properties, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/2020	500,000	577,122
		1,836,308

Systems Software–0.26%

Symantec Corp., Sr. Unsec. Global Notes, 2.75%, 06/15/2017	2,500,000	2,520,405

	Principal Amount	Value

Technology Hardware, Storage & Peripherals–0.80%

Apple Inc., Sr. Unsec. Global Notes, 1.55%, 02/07/2020	$3,707,000	$3,702,817
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec. First Lien Notes, 3.48%, 06/01/2019(b)	4,003,000	4,052,871
		7,755,688

Trading Companies & Distributors–0.41%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Global Notes, 2.75%, 05/15/2017	4,000,000	4,012,500

Trucking–0.25%

Penske Truck Leasing Co., L.P./PTL Finance Corp., Sr. Unsec. Notes, 3.20%, 07/15/2020(b)	2,374,000	2,393,722

Wireless Telecommunication Services–0.36%

America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/2016	870,000	871,144
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/2018(b)	2,500,000	2,662,500
		3,533,644
Total U.S. Dollar Denominated Bonds & Notes (Cost $618,118,820)		622,433,811

Asset-Backed Securities–20.95%

Apidos Cinco CDO Ltd., Series 2007-CA, Class A1, Floating Rate Pass Through Ctfs., 0.87%, 05/14/2020(b)(d)	96,824	96,458
Atrium V Corp., Series 5A, Class B, Floating Rate Pass Through Ctfs., 1.33%, 07/20/2020(b)(d)	1,737,000	1,667,989
Banc of America Commercial Mortgage Trust, Series 2006-1, Class AJ, Pass Through Ctfs., 5.46%, 09/10/2045	1,364,877	1,364,198
Series 2006-1, Class B, Pass Through Ctfs., 5.49%, 09/10/2045	6,300,000	6,292,168
Banc of America Funding Trust, Series 2006-G, Class 3A1, Floating Rate Pass Through Ctfs., 2.97%, 07/20/2036(d)	798,977	796,933
Banc of America Mortgage Securities Inc., Series 2004-D, Class 2A2, Floating Rate Pass Through Ctfs., 3.26%, 05/25/2034(d)	121,317	120,163

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.33%, 05/15/2032(b)(d)	$4,080,000	$3,923,137
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-6, Class 1A3, Variable Rate Pass Through Ctfs., 2.42%, 08/25/2033(d)	191,686	190,006
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T22, Class B, Variable Rate Pass Through Ctfs., 5.72%, 04/12/2038(b)(d)	2,282,480	2,291,006
Series 2006-T24, Class A4, Pass Through Ctfs., 5.54%, 10/12/2041	233,704	234,940
Boca Hotel Portfolio Trust, Series 2013-BOCA, Class B, Floating Rate Pass Through Ctfs., 2.18%, 08/15/2026(b)(d)	3,500,000	3,500,940
Carlyle High Yield Partners VIII, Ltd., Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 1.03%, 05/21/2021(b)(d)	800,000	777,409
Series 2006-8A, Class A2B, Floating Rate Pass Through Ctfs., 0.99%, 05/21/2021(b)(d)	4,616,000	4,524,099
Carlyle High Yield Partners X, Ltd., Series 2007-10A, Class A2A, Floating Rate Pass Through Ctfs., 0.85%, 04/19/2022(b)(d)	9,986,924	9,786,103
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.83%, 12/15/2027(b)(d)	2,174,627	2,178,025
Centurion CDO 9 Ltd. (Cayman Islands), Series 2005-9A, Class A2, Floating Rate Pass Through Ctfs., 1.06%, 07/17/2019(b)(d)	1,875,000	1,814,689
Series 2005-9X, Class A2, Floating Rate Pass Through Ctfs., 1.06%, 07/17/2019(d)	4,000,000	3,871,338
CGBAM Commercial Mortgage Trust, Series 2014-HD, Class B, Floating Rate Pass Through Ctfs., 1.63%, 02/15/2031(b)(d)	5,000,000	4,967,133
Cifc Funding Ltd. (Cayman Islands), Series 2007-2A, Class B, Floating Rate Pass Through Ctfs., 1.38%, 04/15/2021(b)(d)	2,340,000	2,273,335
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.84%, 06/15/2033(b)(d)	5,500,000	5,494,618
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 2.57%, 08/25/2034(d)	665,814	634,368

	Principal Amount	Value
COA Caerus CLO Ltd., Series 2007-6A, Class A2, Floating Rate Pass Through Ctfs., 1.88%, 12/13/2019(b)(d)	$1,540,000	$1,526,785
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.49%, 06/08/2030(b)(d)	4,125,000	4,129,694
Countrywide Alternative Loan Trust, Series 2004-8CB, Class A, Floating Rate Pass Through Ctfs., 0.72%, 06/25/2034(d)	2,226,937	2,121,825
Credit Suisse Mortgage Trust, Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.78%, 09/26/2034(b)(d)	43,808	43,848
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 1.01%, 04/12/2020(b)(d)	3,065,000	3,063,464
Eaton Vance CDO VII PLC (Ireland), Series 1-A, Class B2, Floating Rate Pass Through Ctfs., 1.05%, 03/25/2026(b)(d)	1,058,000	978,851
Flagship CLO V (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 0.97%, 09/20/2019(b)(d)	3,500,000	3,468,114
Gale Force 3 Clo, Ltd. (Cayman Islands), Series 2007-3A, Class A2, Floating Rate Pass Through Ctfs., 0.87%, 04/19/2021(b)(d)	1,343,157	1,324,548
GP Portfolio Trust, Series 2014-GPP, Class B, Floating Rate Pass Through Ctfs., 1.73%, 02/15/2027(b)(d)	5,000,000	4,925,910
Hilton USA Trust, Series 2013-HLT, Class BFX, Pass Through Ctfs., 3.37%, 11/05/2030(b)	1,550,000	1,557,560
Hyatt Hotel Portfolio Trust, Series 2015-HYT, Class B, Floating Rate Pass Through Ctfs., 2.13%, 11/15/2029(b)(d)	5,002,000	4,962,425
ING Investment Management CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2, Floating Rate Pass Through Ctfs., 0.98%, 08/01/2020(b)(d)	3,735,040	3,722,792
Series 2006-2A, Class B, Floating Rate Pass Through Ctfs., 1.04%, 08/01/2020(b)(d)	4,032,000	3,972,855
Inwood Park CDO Ltd. (Cayman Islands), Series 2006-1A, Class B, Floating Rate Pass Through Ctfs., 1.02%, 01/20/2021(b)(d)	3,784,000	3,684,027
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AJ, Pass Through Ctfs., 5.48%, 05/15/2045	1,800,000	1,796,494

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value
Katonah Ltd. (Cayman Islands), Series 2007-IA, Class A2L, Floating Rate Pass Through Ctfs., 2.14%, 04/23/2022(b)(d)	$2,928,000	$2,905,407
Landmark VIII CLO Ltd. (Cayman Islands), Series 2006-8A, Class B, Floating Rate Pass Through Ctfs., 0.99%, 10/19/2020(b)(d)	3,500,000	3,404,089
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class AM, Pass Through Ctfs., 5.38%, 11/15/2038	6,250,000	6,310,077
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(b)	3,707,080	3,716,802
Madison Park Funding II Ltd. (Cayman Islands), Series 2006-2A, Class A1, Floating Rate Pass Through Ctfs., 0.89%, 03/25/2020(b)(d)	637,737	633,071
MAPS CLO Fund II Ltd. (Cayman Islands), Series 2007-2A, Class A2, Floating Rate Pass Through Ctfs., 1.08%, 07/20/2022(b)(d)	3,730,000	3,552,039
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 2.66%, 11/25/2035(d)	1,962,804	1,900,365
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AJ, Pass Through Ctfs., 5.79%, 07/12/2044	10,000,000	10,002,940
Series 2006-HQ10, Class AJ, Pass Through Ctfs., 5.39%, 11/12/2041	2,599,000	2,577,879
Series 2015-XLF1, Class A, Floating Rate Pass Through Ctfs., 1.58%, 08/14/2031(b)(d)	4,339,269	4,330,341
One Wall Street CLO II Ltd., Series 2007-2A, Class C, Floating Rate Pass Through Ctfs., 1.39%, 04/22/2019(b)(d)	5,414,000	5,332,133
PFP Ltd. (Cayman Islands), Series 2015-2, Class B, Floating Rate Pass Through Ctfs., 3.13%, 07/14/2034(b)(d)	4,181,000	4,149,484
PPM Grayhawk CLO, Ltd. (Cayman Islands), Series 2007-1A, Class A2B, Floating Rate Pass Through Ctfs., 0.93%, 04/18/2021(b)(d)	634,000	624,356
RAIT Financial Trust, Series 2015-FL4, Class B, Floating Rate Pass Through Ctfs., 2.73%, 12/15/2031(b)(d)	3,409,797	3,384,791
RBSSP Resecuritization Trust, Series 2009-13, Class 10A3, Variable Rate Pass Through Ctfs., 2.75%, 01/26/2036(b)(d)	1,446,658	1,446,291

	Principal Amount	Value
Sequoia Mortgage Trust, Series 2013-3, Class A1, Pass Through Ctfs., 2.00%, 03/25/2043	$2,988,305	$2,850,165
Series 2013-4, Class A3, Pass Through Ctfs., 1.55%, 04/25/2043	2,783,350	2,711,049
Series 2013-6, Class A2, Pass Through Ctfs., 3.00%, 05/25/2043	4,027,866	4,043,619
Series 2013-7, Class A2, Pass Through Ctfs., 3.00%, 06/25/2043	2,574,307	2,578,379
Starwood Retail Property Trust, Series 2014-STAR, Class C, Floating Rate Pass Through Ctfs., 2.93%, 11/15/2027(b)(d)	5,000,000	4,899,564
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class A3, Floating Rate Pass Through Ctfs., 1.78%, 08/30/2021(b)(d)	1,491,000	1,475,582
Stoney Lane Funding I Corp., Series 2007-1A, Class A2, Floating Rate Pass Through Ctfs., 1.01%, 04/18/2022(b)(d)	1,987,000	1,867,311
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, Variable Rate Pass Through Ctfs., 2.72%, 11/25/2034(d)	857,985	854,698
Symphony CLO II, Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 1.00%, 10/25/2020(b)(d)	2,000,000	1,924,465
Series 2006-2A, Class A3, Floating Rate Pass Through Ctfs., 1.09%, 10/25/2020(b)(d)	2,868,000	2,751,310
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class D, Variable Rate Pass Through Ctfs., 5.84%, 05/15/2043(d)	3,000,000	2,992,834
Series 2006-C27, Class AJ, Variable Rate Pass Through Ctfs., 5.80%, 07/15/2045(d)	5,840,000	5,818,240
WaMu Mortgage Pass Through Trust, Series 2003-AR8, Class A, Floating Rate Pass Through Ctfs., 2.48%, 08/25/2033(d)	1,038,350	1,049,331
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A2, Pass Through Ctfs., 1.84%, 10/15/2045	5,000,000	5,016,292
Series 2014-TISH, Class B, Floating Rate Pass Through Ctfs., 1.79%, 02/15/2027(b)(d)	3,500,000	3,462,565

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K, Class 1A2, Floating Rate Pass Through Ctfs., 2.76%, 07/25/2034(d)	$727,087	$726,274
Series 2004-S, Class A1, Floating Rate Pass Through Ctfs., 2.78%, 09/25/2034(d)	184,369	187,838
Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.85%, 12/25/2034(d)	504,895	502,868

WFRBS Commercial Mortgage Trust, Series 2013-C16, Class B, Variable Rate Pass Through Ctfs., 4.98%, 09/15/2046(d)	4,500,000	5,047,592
Total Asset-Backed Securities (Cost $205,146,666)		203,108,288

U.S. Treasury Securities–7.91%

U.S. Treasury Bills–0.05%

0.45%, 11/17/2016(e)(f)	500	498,991

U.S. Treasury Notes–7.86%

0.88%, 05/31/2018	56,191	56,186,605
0.88%, 05/15/2019	4,504	4,482,879
1.38%, 05/31/2021	15,531	15,537,978
		76,207,462
Total U.S. Treasury Securities (Cost $76,674,268)		76,706,453

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.85%

Collateralized Mortgage Obligations–0.05%

Fannie Mae REMICs, 0.90%, 02/25/2047(d)	140,910	139,566
Freddie Mac REMICS, 7.50%, 09/15/2029	195,104	225,737
1.43%, 12/15/2031(d)	52,390	53,624
1.38%, 01/15/2032(d)	33,976	34,880
		453,807

Federal Deposit Insurance Co. (FDIC)–0.02%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 1.01%, 02/25/2048 (b)(d)	214,856	214,895

Federal Home Loan Mortgage Corp. (FHLMC)–0.15%

Pass Through Ctfs., 7.50%, 10/01/2016 to 12/01/2016	949	951
7.00%, 12/01/2016 to 10/01/2034	621,491	703,028
6.00%, 02/01/2017 to 03/01/2023	232,407	249,674
8.50%, 02/01/2019 to 08/17/2026	260,918	294,283
6.50%, 12/01/2035	45,655	52,090

	Principal Amount	Value

Federal Home Loan Mortgage Corp. (FHLMC)–(continued)

Pass Through Ctfs., ARM, 2.20%, 07/01/2036(d)	$123,402	$128,793
3.04%, 02/01/2037(d)	27,988	29,797
2.93%, 01/01/2038(d)	46,277	49,126
		1,507,742

Federal National Mortgage Association (FNMA)–0.47%

Pass Through Ctfs., 7.00%, 08/01/2016 to 08/01/2036	2,187,873	2,411,189
6.50%, 11/01/2016 to 10/01/2035	564,138	630,574
7.50%, 04/01/2017 to 02/01/2031	330,436	384,264
8.00%, 12/01/2017 to 08/01/2032	408,396	429,861
8.50%, 07/01/2018 to 07/01/2030	256,484	303,679
9.00%, 01/01/2030	79,365	90,970
Pass Through Ctfs., ARM, 2.31%, 09/01/2019(d)	879	881
2.56%, 11/01/2032(d)	43,362	46,340
2.65%, 05/01/2035(d)	180,612	190,890
2.73%, 03/01/2038(d)	49,634	52,494
		4,541,142

Government National Mortgage Association (GNMA)–0.16%

Pass Through Ctfs., 7.00%, 08/15/2017 to 06/15/2032	125,259	134,166
9.50%, 09/15/2017	113	113
6.00%, 06/15/2018	55,393	56,856
7.75%, 11/15/2019 to 02/15/2021	59,091	59,311
6.50%, 07/15/2023 to 02/15/2034	1,054,353	1,203,426
7.50%, 12/20/2025	26,537	30,652
8.50%, 07/20/2027	59,311	68,252
		1,552,776
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $7,510,711)		8,270,362

	Shares

Preferred Stocks–0.61%

Investment Banking & Brokerage–0.28%

Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	105,000	2,719,500

Regional Banks–0.23%

PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	75,000	2,239,500

Reinsurance–0.10%

Reinsurance Group of America, Inc., 6.20% Unsec. Sub. Pfd.	33,000	973,170
Total Preferred Stocks (Cost $5,325,000)		5,932,170

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

	Principal Amount	Value

Municipal Obligations–0.52%

Florida Hurricane Catastrophe Fund Finance Corp.; Series 2013 A, RB, 2.11%, 07/01/2018	$3,000,000	$3,031,650
1.30%, 07/01/2016	2,000,000	2,001,320
Total Municipal Obligations (Cost $5,000,000)		5,032,970

	Shares

Money Market Funds–5.13%

Liquid Assets Portfolio –Institutional Class, 0.44% (g)	24,847,702	24,847,702
Premier Portfolio –Institutional Class, 0.39% (g)	24,847,701	24,847,701
Total Money Market Funds (Cost $49,695,403)		49,695,403
TOTAL INVESTMENTS–100.16% (Cost $967,470,868)		971,179,457
OTHER ASSETS LESS LIABILITIES–(0.16)%		(1,571,230)
NET ASSETS–100.00%		$969,608,227

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage
CDO	—Collateralized Debt Obligation
CLO	—Collateralized Loan Obligation
Conv.	—Convertible
Ctfs.	—Certificates
Gtd.	—Guaranteed
Jr.	—Junior
Pfd.	—Preferred
RB	—Revenue Bonds
REIT	—Real Estate Investment Trust
REMICS	—Real Estate Mortgage Investment Conduits
Sec.	—Secured
Sr.	—Senior
Sub.	—Subordinated
Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $329,327,942, which represented 33.97% of the Fund’s Net Assets.

(c)	Perpetual bond with no specified maturity date.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

See accompanying notes which are an integral part of this schedule.

                                  Invesco Short Term Bond Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

                                  Invesco Short Term Bond Fund

A.	Security Valuations – (continued)

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

                                  Invesco Short Term Bond Fund

E.	Forward Foreign Currency Contracts – The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event

                                  Invesco Short Term Bond Fund

G.	Swap Agreements – (continued)

occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

H.	Leverage Risk – Leverage exists when the Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
I.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

                                  Invesco Short Term Bond Fund

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$55,627,573	$—	$—	$55,627,573
U.S. Treasury Securities	—	76,706,453	—	76,706,453
Corporate Debt Securities	—	610,996,383	—	610,996,383
U.S. Government Sponsored Agency Securities	—	8,270,362	—	8,270,362
Asset-Backed Securities	—	203,108,288	—	203,108,288
Municipal Obligations	—	5,032,970	—	5,032,970
Foreign Sovereign Debt Securities	—	11,437,428	—	11,437,428
	55,627,573	915,551,884	—	971,179,457
Futures Contracts*	(20,450)	—	—	(20,450)
Swap Agreements*	—	(143,618)	—	(143,618)
Total Investments	$55,607,123	$915,408,266	$—	$971,015,389

*	Unrealized appreciation (depreciation).

NOTE 3 — Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of May 31, 2016:

	Value

Risk Exposure/ Derivative Type(a)	Assets	Liabilities
Credit risk:	$—	$(143,618)
Swap agreements
Interest rate risk:	99,950	(120,400)
Futures contracts
Total	$99,950	$(264,018)

(a)	Includes cumulative appreciation (depreciation) of futures contracts and swap agreements.

                                  Invesco Short Term Bond Fund

Effect of Derivative Investments for the three months ended May 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit Risk	$—	$(39,514)
Interest Rate Risk	(294,970)	—
Change in Net Unrealized Appreciation:
Credit Risk	—	15,476
Interest Rate Risk	160,289	—
Total	$(134,681)	$(24,038)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$286,415,581	$6,000,000

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	642	September-2016	$139,895,813	$68,844
U.S. Treasury 5 Year Notes	Long	553	September-2016	66,424,805	31,106
U.S. Treasury 10 Year Notes	Short	609	September-2016	(78,979,688)	(120,400)
Total Futures Contracts – Interest Rate Risk					$(20,450)

Open Over-The-Counter Credit Default Swap Agreements – Credit Risk
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread (a)	Notional Value	Upfront Payments	Unrealized Appreciation (Depreciation)
Bank of America Merrill Lynch	Citigroup, Inc.	Buy	(1.00)%	June-2017	0.36%	$(6,000,000)	$103,272	$(143,618)
(a)	Implied credit spreads represent the current level as of May 31, 2016 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

                                  Invesco Short Term Bond Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $178,298,002 and $170,469,176, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $417,025,788 and $429,181,399, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$9,289,808
Aggregate unrealized (depreciation) of investment securities	(5,587,047)
Net unrealized appreciation of investment securities	$3,702,761
Cost of investments for tax purposes is $967,476,696.

                                  Invesco Short Term Bond Fund

Invesco U.S. Government Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2016

invesco.com/us	GOV-QTR-1	05/16	Invesco Advisers, Inc.

Schedule of Investments

May 31, 2016

(Unaudited)

	Principal Amount	Value

U.S. Treasury Securities–41.54%

U.S. Treasury Bills–0.22%

0.45%, 11/17/2016(a)(b)	$1,600,000	$1,596,770

U.S. Treasury Notes–32.16%

0.63%, 09/30/2017	5,550,000	5,537,358
0.75%, 12/31/2017	10,500,000	10,487,697
0.88%, 01/31/2018	9,750,000	9,755,375
1.13%, 06/15/2018	10,000,000	10,044,508
1.00%, 08/15/2018	10,300,000	10,316,936
1.38%, 09/30/2018	5,000,000	5,050,434
1.38%, 12/31/2018	6,300,000	6,363,604
1.00%, 03/15/2019	8,500,000	8,498,218
1.63%, 06/30/2019	11,000,000	11,193,760
1.63%, 07/31/2019	17,700,000	18,009,066
1.00%, 11/30/2019	4,000,000	3,981,761
3.63%, 02/15/2020	7,800,000	8,489,705
1.38%, 02/29/2020	7,500,000	7,546,734
3.50%, 05/15/2020	3,500,000	3,803,499
1.38%, 08/31/2020	15,500,000	15,545,192
2.00%, 09/30/2020	4,900,000	5,042,929
1.75%, 12/31/2020	7,800,000	7,937,372
1.38%, 01/31/2021	4,000,000	4,001,701
1.25%, 03/31/2021	13,500,000	13,421,411
3.13%, 05/15/2021	7,000,000	7,579,468
2.13%, 06/30/2021	9,000,000	9,314,715
2.13%, 08/15/2021	3,700,000	3,827,659
2.00%, 10/31/2021	2,500,000	2,569,860
2.00%, 11/15/2021	100,000	102,826
2.13%, 12/31/2021	3,000,000	3,101,658
1.75%, 05/15/2022	1,750,000	1,770,210
2.00%, 07/31/2022	9,000,000	9,223,523
1.75%, 09/30/2022	7,000,000	7,062,305
2.13%, 12/31/2022	12,000,000	12,369,397
1.50%, 02/28/2023	4,500,000	4,459,931
1.63%, 04/30/2023	4,000,000	3,991,275
2.38%, 08/15/2024	5,000,000	5,235,351
2.00%, 02/15/2025	2,000,000	2,032,905
2.25%, 11/15/2025	700,000	725,092
		238,393,435

U.S. Treasury Inflation - Indexed Notes–2.49%(c)

0.13%, 04/15/2020	9,557,262	9,679,625
0.63%, 01/15/2026	8,534,255	8,813,677
		18,493,302

U.S. Treasury Bonds–6.22%

7.88%, 02/15/2021	6,500,000	8,429,535
3.50%, 02/15/2039	2,500,000	2,968,964
4.25%, 05/15/2039	2,900,000	3,828,758
4.63%, 02/15/2040	2,800,000	3,890,149
4.75%, 02/15/2041	2,000,000	2,833,702
3.38%, 05/15/2044	11,900,000	13,742,152

	Principal Amount	Value

U.S. Treasury Bonds–(continued)

3.00%, 05/15/2045	$3,000,000	$3,223,917
2.88%, 08/15/2045	4,100,000	4,297,102
2.50%, 05/15/2046	3,000,000	2,914,040
		46,128,319

U.S. Treasury Inflation - Indexed Bonds–0.45%

0.75%, 02/15/2045	3,538,659	3,363,911
Total U.S. Treasury Securities (Cost $302,929,483)		307,975,737

U.S. Government Sponsored Agency Mortgage-Backed Securities–36.13%

Collateralized Mortgage Obligations–14.37%

Fannie Mae REMICs, 5.00%, 04/25/2018 to 08/25/2019	1,567,233	1,609,909
4.00%, 07/25/2018 to 07/25/2040	3,982,799	4,200,550
2.25%, 02/25/2021	267,677	270,624
0.80%, 10/25/2025(d)	1,674,134	1,672,137
2.50%, 03/25/2026	1,135,337	1,148,950
7.00%, 09/18/2027	1,089,334	1,211,416
6.50%, 03/25/2032	2,903,298	3,340,819
5.75%, 10/25/2035	902,903	1,004,521
0.75%, 05/25/2036(d)	3,756,286	3,767,683
4.25%, 02/25/2037	1,365,038	1,429,671
0.95%, 03/25/2037 to 03/25/2040(d)	4,467,210	4,496,310
0.85%, 06/25/2038(d)	6,140,904	6,147,563
6.58%, 06/25/2039(d)	2,319,873	2,724,817
1.00%, 02/25/2041(d)	4,032,590	4,055,756
0.97%, 11/25/2041(d)	1,827,120	1,836,737
Freddie Mac REMICs, 4.00%, 12/15/2017	104,003	105,576
4.50%, 07/15/2018 to 11/15/2039	1,317,983	1,372,573
3.00%, 10/15/2018 to 04/15/2026	1,683,692	1,721,059
5.00%, 01/15/2019 to 04/15/2019	482,158	492,162
0.93%, 12/15/2035 to 03/15/2040(d)	6,572,298	6,611,432
0.73%, 03/15/2036(d)	4,824,599	4,820,692
0.79%, 11/15/2036(d)	2,862,288	2,857,665
0.83%, 05/15/2037 to 06/15/2037(d)	7,171,489	7,202,303
0.78%, 03/15/2039(d)	1,126,936	1,133,502
0.88%, 03/15/2039 to 02/15/2042(d)	14,686,974	14,747,671
1.29%, 11/15/2039(d)	540,949	551,133
Freddie Mac STRIPS, 0.79%, 10/15/2037(d)	6,120,870	5,982,648
Ginnie Mae REMICs, 5.73%, 08/20/2034(d)	1,597,265	1,799,133
4.00%, 12/20/2036 to 02/20/2038	496,811	504,056
5.87%, 01/20/2039(d)	4,885,936	5,530,346
1.23%, 09/16/2039(d)	1,884,339	1,928,365

See accompanying notes which are an integral part of this schedule.

                                 Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

4.49%, 07/20/2041(d)	$1,124,128	$1,210,403
1.92%, 09/20/2041(d)	5,149,324	5,313,705
Ginnie Mae REMICs, IO, 1.59%, 09/20/2064(d)	11,767,981	1,051,763
1.64%, 11/20/2064(d)	7,706,669	745,379
1.69%, 12/20/2064(d)	20,134,849	1,912,811
		106,511,840

Federal Deposit Insurance Co. (FDIC)–0.04%

Series 2010-S1, Class 1A, Structured Sale Gtd. Floating Rate Notes, 0.99%, 02/25/2048(d)(e)	268,571	268,619

Federal Home Loan Mortgage Corp. (FHLMC)–7.82%

Pass Through Ctfs., 6.50%, 06/01/2016 to 12/01/2035	5,463,340	6,382,711
7.00%, 12/01/2016 to 03/01/2036	1,328,707	1,508,514
6.00%, 06/01/2017 to 07/01/2038	944,237	1,011,261
10.00%, 01/01/2019 to 04/01/2020	57,830	62,058
10.50%, 08/01/2019 to 01/01/2021	1,467	1,489
4.50%, 09/01/2020 to 01/01/2040	4,486,346	4,924,277
8.50%, 09/01/2020 to 08/01/2031	240,729	298,899
7.50%, 11/01/2020 to 05/01/2035	2,609,531	3,079,888
9.50%, 11/01/2020 to 04/01/2025	34,102	35,443
9.00%, 06/01/2021 to 04/01/2025	177,520	191,980
5.50%, 12/01/2022 to 01/01/2037	1,509,737	1,610,036
8.00%, 10/01/2023 to 02/01/2035	562,433	666,175
3.50%, 08/01/2026	2,590,536	2,755,800
3.00%, 05/01/2027 to 07/01/2027	3,799,682	3,988,689
7.05%, 05/20/2027	209,975	234,647
6.03%, 10/20/2030	477,174	554,652
5.00%, 07/01/2035 to 01/01/2040	2,390,754	2,665,587
Pass Through Ctfs., ARM, 2.69%, 09/01/2035(d)	1,570,439	1,658,305
2.33%, 10/01/2036(d)	2,249,140	2,371,994
2.74%, 10/01/2036(d)	665,480	705,730
2.78%, 12/01/2036 to 08/01/2045(d)	3,250,013	3,359,223
2.23%, 05/01/2037(d)	879,992	918,323
2.89%, 11/01/2037(d)	2,668,234	2,769,505
2.93%, 01/01/2038(d)	370,219	393,008
2.71%, 07/01/2038(d)	3,070,794	3,252,752
2.42%, 06/01/2043(d)	4,238,537	4,427,048
3.08%, 06/01/2044(d)	1,214,651	1,262,762
2.91%, 02/01/2045(d)	3,227,197	3,318,803
3.12%, 09/01/2045(d)	3,465,161	3,585,956
		57,995,515

Federal National Mortgage Association (FNMA)–10.08%

Pass Through Ctfs., 6.50%, 07/01/2016 to 10/01/2038	4,356,658	4,984,557
9.50%, 07/01/2016 to 08/01/2022	3,505	3,731
6.00%, 10/01/2016 to 10/01/2038	5,012,902	5,759,366
9.00%, 12/01/2016	2,695	2,714
5.00%, 01/01/2017 to 03/01/2039	2,938,846	3,202,512
7.50%, 04/01/2017 to 08/01/2037	3,917,560	4,680,415
7.00%, 06/01/2017 to 06/01/2036	5,010,146	5,816,234

	Principal Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

8.00%, 12/01/2017 to 12/01/2036	$3,222,404	$3,874,490
4.50%, 04/01/2019 to 08/01/2039	4,097,356	4,425,019
10.00%, 12/20/2019 to 12/20/2021	39,765	40,572
5.50%, 03/01/2021 to 05/01/2035	5,768,796	6,615,104
6.75%, 07/01/2024	396,344	454,148
8.50%, 01/01/2025 to 08/01/2037	1,150,204	1,368,005
9.91%, 04/20/2025	14,824	15,107
6.95%, 07/01/2025 to 10/01/2025	77,676	78,963
3.50%, 05/01/2027 to 06/01/2027	4,930,814	5,221,793
Pass Through Ctfs., ARM, 2.68%, 10/01/2034(d)	2,767,673	2,933,430
2.65%, 05/01/2035(d)	1,402,398	1,482,205
2.58%, 01/01/2037(d)	6,854,561	7,253,234
2.78%, 02/01/2042(d)	2,141,744	2,226,674
2.28%, 06/01/2043(d)	3,493,728	3,573,883
2.26%, 08/01/2043(d)	3,213,954	3,279,396
2.17%, 06/01/2044(d)	730,428	750,338
2.83%, 11/01/2045(d)	4,221,576	4,358,884
2.82%, 02/01/2046(d)	2,285,815	2,356,624
		74,757,398

Government National Mortgage Association (GNMA)–3.82%

Pass Through Ctfs., 8.75%, 10/20/2016	2,288	2,293
8.00%, 12/15/2016 to 04/15/2036	1,404,027	1,646,957
9.00%, 03/15/2017 to 04/15/2021	17,243	17,544
9.50%, 08/15/2017 to 03/15/2023	25,483	27,849
6.50%, 09/15/2017 to 09/15/2034	2,570,600	2,914,020
10.00%, 12/15/2017 to 07/15/2024	69,696	73,022
7.00%, 07/15/2018 to 12/15/2036	1,179,977	1,277,337
6.95%, 07/20/2025 to 11/20/2026	298,465	317,309
7.50%, 03/15/2026 to 10/15/2035	1,718,552	2,066,953
6.00%, 12/15/2028 to 08/15/2033	1,196,284	1,374,318
8.50%, 07/15/2030 to 01/15/2037	161,795	181,432
6.10%, 12/20/2033	2,451,960	2,878,483
3.50%, 08/20/2042 to 10/20/2042	4,334,936	4,508,480
4.00%, 09/20/2045	10,192,818	11,069,059
		28,355,056
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $258,049,553)		267,888,428

Bonds–12.94%

Collateralized Mortgage Obligations–12.58%

Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, Variable Rate Pass Through Ctfs., 0.94%, 09/15/2048(d)	19,654,791	1,197,507
Barclays Bank Commercial Mortgage Securities Trust, Series 2015-RRI, Class D, Floating Rate Pass Through Ctfs., 3.33%, 05/15/2032(d)(e)	3,070,000	2,951,968
Bear Stearns ARM Trust, Series 2004-10, Class 12A1, Variable Rate Pass Through Ctfs., 2.99%, 01/25/2035(d)	1,324,794	1,312,799

See accompanying notes which are an integral part of this schedule.

                                 Invesco U.S. Government Fund

	Principal Amount	Value

Collateralized Mortgage Obligations–(continued)

Chase Mortgage Trust, Series 2016-1, Class M3, Pass Through Ctfs., 3.75%, 04/25/2045(e)	$2,401,935	$2,347,987
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class B, Floating Rate Pass Through Ctfs., 1.49%, 06/15/2033(d)(e)	6,900,000	6,895,449
Commercial Mortgage Trust, Series 2013-THL, Class A2, Floating Rate Pass Through Ctfs., 1.49%, 06/08/2030(d)(e)	6,675,000	6,682,596
Series 2015-CR23, Class CMB, Variable Rate Pass Through Ctfs., 3.68%, 05/10/2048(d)(e)	5,390,000	5,360,048
Series 2015-CR24, Class B, Variable Rate Pass Through Ctfs., 4.37%, 08/10/2055(d)	6,800,000	7,232,071
Credit Suisse Mortgage Capital Trust, Series 2015-TOWN, Class B, Floating Rate Pass Through Ctfs., 2.33%, 03/15/2017(d)(e)	8,100,000	7,934,125
La Hipotecaria El Salvadorian Mortgage Trust (El Salvador), Series 2013-1A, Class A, Pass Through Ctfs., 3.50%, 10/25/2041 (Acquired 04/22/2013; Cost $9,101,714)(e)	8,793,926	9,277,592
La Hipotecaria Panamanian Mortgage Trust (El Salvador), Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 2.50%, 09/08/2039 (Acquired 11/05/2010-10/27/2011; Cost $13,656,326)(d)(e)	13,206,332	13,726,332
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/2041(e)	5,560,620	5,575,203
Morgan Stanley Capital I Trust, Series 2015-XLF2, Class AFSD, Floating Rate Pass Through Ctfs., 4.09%, 08/15/2026(d)(e)	3,600,000	3,543,949
Towd Point Mortgage Trust, Series 2015-1, Class AES, Pass Through Ctfs., 3.00%, 10/25/2053(e)	5,253,890	5,297,777
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class B, Variable Rate Pass Through Ctfs., 4.14%, 05/15/2048(d)	7,100,000	7,288,315
Series 2015-C29, Class C, Variable Rate Pass Through Ctfs., 4.22%, 06/15/2048(d)	6,800,000	6,618,074
		93,241,792

Sovereign Debt–0.36%

Israel Government Agency for International Development (AID) Bond, Unsec. Gtd. Global Bonds, 5.13%, 11/01/2024	2,200,000	2,685,371
Total Bonds (Cost $95,163,881)		95,927,163

	Principal Amount	Value

U.S. Government Sponsored Agency Securities–5.33%

Federal Agricultural Mortgage Corp. (FAMC)–1.38%

Series 2007-1, Sec. Gtd. Notes, 5.13%, 04/19/2017(e)	$6,000,000	$6,239,700
Sr. Unsec. Medium-Term Notes, 2.00%, 07/27/2016	4,000,000	4,010,142
		10,249,842

Federal Farm Credit Bank (FFCB)–0.73%

Unsec. Medium-Term Notes, 5.75%, 12/07/2028	4,000,000	5,368,136

Federal Home Loan Mortgage Corp. (FHLMC)–1.38%

Unsec. Global Notes, 2.38%, 01/13/2022	9,800,000	10,212,521

Tennessee Valley Authority (TVA)–1.84%

Sr. Unsec. Global Bonds, 4.88%, 12/15/2016	11,377,000	11,639,780
Sr. Unsec. Global Notes, 1.88%, 08/15/2022	2,000,000	2,013,373
		13,653,153
Total U.S. Government Sponsored Agency Securities (Cost $39,978,613)		39,483,652

Corporate Notes–2.76%

Private Export Funding Corp.–2.76%

Series BB, Sec. Gtd. Notes, 4.30%, 12/15/2021	4,800,000	5,417,544
Series DD, Sec. Gtd. Notes, 2.13%, 07/15/2016	5,000,000	5,007,628
Series FF, Sec. Gtd. Notes, 1.38%, 02/15/2017	5,000,000	5,017,655
Series HH, Sr. Sec. Gtd. Notes, 1.45%, 08/15/2019	5,000,000	5,025,520
Total Corporate Notes (Cost $19,792,780)		20,468,347

	Shares

Money Market Funds–0.76%

Government & Agency Portfolio –Institutional Class, 0.26% (Cost $5,624,451) (f)	5,624,451	5,624,451

Options Purchased–0.04%

(Cost $359,900) (g)		321,165
TOTAL INVESTMENTS–99.50% (Cost $721,898,661)		737,688,943
OTHER ASSETS LESS LIABILITIES–0.50%		3,672,882
NET ASSETS–100.00%		$741,361,825

See accompanying notes which are an integral part of this schedule.

                                 Invesco U.S. Government Fund

Investment Abbreviations:

ARM	—Adjustable Rate Mortgage

Ctfs.	—Certificates

Gtd.	—Guaranteed

IO	—Interest Only

REMICs	—Real Estate Mortgage Investment Conduits

Sec.	—Secured

Sr.	—Senior

STRIPS	—Separately Traded Registered Interest and Principal Security

Unsec.	—Unsecured

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1F and Note 3.

(c)	Principal amount of security and interest payments are adjusted for inflation. See Note 1E.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2016.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2016 was $76,101,345, which represented 10.27% of the Fund’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of May 31, 2016.

(g)	The table below details options purchased:

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
30 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.67%	Receive	3 Month USD LIBOR	05/16/2017	$ 6,100,000	$158,786
30 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.67	Pay	3 Month USD LIBOR	05/16/2017	6,100,000	162,379
Total Options Purchased—Interest Rate Risk (Cost $359,900)								$321,165

Abbreviations:

LIBOR	— London Interbank Offered Rate
USD	— U.S. Dollar

See accompanying notes which are an integral part of this schedule.

                                 Invesco U.S. Government Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2016

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to

                                 Invesco U.S. Government Fund

A.	Security Valuations – (continued)

changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.

The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.

Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.

E.	Treasury Inflation-Protected Securities - The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
F.	Futures Contracts – The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the

                                 Invesco U.S. Government Fund

F.	Futures Contracts – (continued)

segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

G.	Call Options Written and Purchased – The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

H.	Put Options Purchased and Written – The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether

                                 Invesco U.S. Government Fund

H.	Put Options Purchased and Written – (continued)

or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

I.	Swap Agreements – The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates cash or liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Cash held as collateral is recorded as deposits with brokers on the Statement of Assets and Liabilities. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility

                                 Invesco U.S. Government Fund

I.	Swap Agreements – (continued)

that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of May 31, 2016 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

J.	Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral – To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2 — Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of May 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$5,624,451	$—	$—	$5,624,451
U.S. Treasury Securities	—	307,975,737	—	307,975,737
U.S. Government Sponsored Agency Securities	—	307,372,080	—	307,372,080
Corporate Debt Securities	—	20,468,347	—	20,468,347
Foreign Sovereign Debt Securities	—	2,685,371	—	2,685,371
Bonds	—	93,241,792	—	93,241,792
Options Purchased	—	321,165	—	321,165
	5,624,451	732,064,492	—	737,688,943
Futures Contracts*	222,884	—	—	222,884
Total Investments	$5,847,335	$732,064,492	$—	$737,911,827

*   Unrealized appreciation.

                                  Invesco U.S. Government Fund

NOTE 3 — Derivative Investments

	Value

Risk Exposure/ Derivative Type	Assets	Liabilities
Interest rate risk:
Futures contracts (a)	$242,319	$(19,435)
Options purchased (b)	321,165	—
Total	$563,484	$(19,435)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

(b)	Options purchased at value as reported in the Schedule of Investments.

Effect of Derivative Investments for the three months ended May 31, 2016

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Futures Contracts	Options Purchased(a)
Realized Gain (Loss):
Interest Rate Risk	$(1,181,813)	$(160,000)
Change in Net Unrealized Appreciation (Depreciation):
Interest Rate Risk	918,818	(38,735)
Total	$(262,995)	$(198,735)
(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the average notional value of futures contracts and options purchased outstanding during the period.

	Futures Contracts	Options Purchased
Average notional value	$98,000,833	$30,733,333

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Notes	Long	83	September-2016	$18,086,219	$(1,193)
U.S. Treasury 5 Year Notes	Short	82	September-2016	(9,849,609)	(6,633)
U.S. Treasury 10 Year Notes	Long	136	September-2016	17,637,500	27,301
U.S. Treasury 30 Year Notes	Short	13	September-2016	(2,123,063)	(11,609)
U.S. Treasury Ultra Bond	Long	268	September-2016	46,933,500	215,018
Total Futures Contracts—Interest Rate Risk					$222,884

                                 Invesco U.S. Government Fund

NOTE 4 — Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended May 31, 2016 was $18,801,915 and $31,714,811, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $54,337,385 and $55,290,890, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$17,572,254
Aggregate unrealized (depreciation) of investment securities	(7,003,128)
Net unrealized appreciation of investment securities	$10,569,126
Cost of investments for tax purposes is $727,119,817.

                                  Invesco U.S. Government Fund

Item 2.	Controls and Procedures.

(a)	As of May 25, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 25, 2016, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Securities Funds (Invesco Investment Securities Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	July 29, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	July 29, 2016

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.